                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07810

Exact name of registrant as specified in charter:
Delaware Investments Colorado Insured Municipal Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2003

Item 1.  Reports to Stockholders



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


CLOSED END


Semiannual Report 2004
--------------------------------------------------------------------------------
                        DELAWARE INVESTMENTS CLOSED-END
                        MUNICIPAL BOND FUNDS




[Logo]
 POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

--------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                                        1

   Statements of Operations                                       14

   Statements of Changes in Net Assets                            16

   Financial Highlights                                           18

   Notes to Financial Statements                                  24
--------------------------------------------------------------------



Dividend Reinvestment Plans
Each Fund offers an automatic dividend reinvestment program. If Fund shares are registered in your name and you are not already reinvesting dividends but would like to do so, contact the dividend plan agent, Mellon Investor Services, L.L.C., at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact your financial advisor or the broker/dealer holding the shares.

Under the current policies of Arizona Municipal Income Fund, Florida Insured Municipal Income Fund, Minnesota Municipal Income Fund I, and Minnesota Municipal Income Fund II, all distributions of net investment income and capital gains to common stock shareholders are automatically reinvested in additional shares unless shareholders elect to receive all dividends and other distributions in cash paid by check mailed directly to shareholders by the dividend plan agent. Under the current policies of Colorado Insured Municipal Income Fund and Minnesota Municipal Income Fund III, distributions of net investment income and capital gains to common shareholders will be paid in cash unless shareholders notify Mellon Investor Services, L.L.C. of their desire to participate in the dividend reinvestment program.

After each Fund declares a dividend or determines to make a capital gains distribution, the plan agent will, as agent for the participants, receive the cash payment and use it to buy shares in the open market on the American Stock Exchange. The Funds will not issue any new shares in connection with the plan. You can contact Mellon at:

Mellon Investor Services, L.L.C.
Dividend Reinvestment Department
Overpeck Centre
85 Challenger Road
Ridgefield, NJ 07660
800 851-9677


   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Statements            Delaware Investments Minnesota Municipal Income Fund, Inc.
   OF NET ASSETS      September 30, 2003 (Unaudited)


                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds - 148.37%
Airport Revenue Bonds - 7.82%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series A
    5.00% 1/1/30 (AMBAC)                                 $  500,000  $  505,985
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series C
    5.25% 1/1/32 (FGIC)                                   2,500,000   2,573,900
                                                                     ----------
                                                                      3,079,885
                                                                     ----------
City General Obligation Bonds - 2.60%
  Willmar County (Rice Memorial Hospital
    Project) 5.00% 2/1/32 (FSA)                           1,000,000   1,022,700
                                                                     ----------
                                                                      1,022,700
                                                                     ----------
Continuing Care/Retirement Revenue Bonds - 6.13%
  Minnetonka Housing Facilities Revenue
    (Beacon Hill Housing Project,
    Presbyterian Homes & Services)
    7.70% 6/1/25                                          1,500,000   1,509,405
  St. Paul Housing & Redevelopment
    Authority Revenue
    (Franciscan Health Project)
    5.40% 11/20/42 (GNMA/FHA)                               880,000     904,992
                                                                     ----------

                                                                      2,414,397
                                                                     ----------

Corporate Backed Revenue Bonds - 4.49%
  Anoka County Solid Waste Disposal
    National Rural Co-Op Utility
    (United Power Association) Series A
    6.95% 12/1/08 (AMT)                                     785,000     795,605
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                                 1,000,000     972,860
                                                                     ----------

                                                                      1,768,465
                                                                     ----------
Escrowed to Maturity Bonds - 13.16%
  Dakota/Washington Housing &
    Redevelopment Authority Single Family
    Mortgage Revenue 8.375% 9/1/21
    (GNMA/FHA/AMT)                                        2,555,000   3,757,358
  Southern Minnesota Municipal Power
    Agency Series B
    5.50% 1/1/15 (AMBAC)                                    390,000     399,348
    5.75% 1/1/11 (FGIC)                                   1,000,000   1,024,350
                                                                     ----------
                                                                      5,181,056
                                                                     ----------
Hospital Revenue Bonds - 20.60%
  Bemidji County Health Care Facilities
    (North Country Health Services)
    5.00% 9/1/24 (RADIAN)                                 1,000,000   1,017,600
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health System
    (St. Mary's Hospital) Series C
    6.00% 2/15/20 (Connie Lee)                            1,000,000   1,023,460
  Minneapolis Health Care Facilities Revenue
    (Fairview Hospital & Healthcare Service)
    Series A 5.25% 11/15/19 (MBIA)                        1,500,000   1,536,705
  Minneapolis Health Care System Revenue
    (Allina Health System) Series A
    5.75% 11/15/32                                        1,100,000   1,143,846

                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series A
    6.375% 11/15/29                                      $2,500,000 $ 2,697,175
  St. Paul Housing & Redevelopment
    Authority Health Care Facilities Revenue
    (Regions Hospital Project)
    5.30% 5/15/28                                           700,000     691,887
                                                                    -----------
                                                                      8,110,673
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 5.40%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light
    Company Project) 6.00% 7/1/22                         2,100,000   2,128,203
                                                                    -----------
                                                                      2,128,203
                                                                    -----------
Miscellaneous Revenue Bonds - 6.87%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project)
    5.125% 7/1/21                                         1,600,000   1,671,968
  Minneapolis Community Development
    Agency Supported Development Revenue
    Series G-3 5.45% 12/1/31                              1,000,000   1,032,310
                                                                    -----------
                                                                      2,704,278
                                                                    -----------
Multifamily Housing Revenue Bonds - 10.07%
  Brooklyn Center Multifamily Housing
    Revenue (Four Courts Apartments Project)
    Series A 7.50% 6/1/25 (AMT)                           1,800,000   1,669,554
  Minneapolis Multifamily Housing Revenue
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                                  1,000,000   1,008,460
  Southeastern Minnesota Multi County
    Housing & Redevelopment Authority
    Revenue (Winona County) 5.35% 1/1/28                    300,000     303,153
  Washington County Housing &
    Redevelopment Authority Revenue
    (Woodland Park Apartments Project)
    4.70% 10/1/32                                         1,000,000     982,890
                                                                    -----------
                                                                      3,964,057
                                                                    -----------
Municipal Lease Revenue Bonds - 3.05%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.25% 12/1/27                                         1,150,000   1,201,049
                                                                    -----------
                                                                      1,201,049
                                                                    -----------
Parking Revenue Bonds - 1.73%
  St. Paul Housing & Redevelopment Authority
    Parking Revenue (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                             650,000     682,110
                                                                    -----------
                                                                        682,110
                                                                    -----------
Political Subdivision General Obligation Bonds - 8.49%
  Hennepin County
    Series B 5.00% 12/1/18                                1,300,000   1,397,708
  Washington County Housing &
    Redevelopment Authority Series B
    5.50% 2/1/22 (MBIA)                                     855,000     902,572
    5.50% 2/1/32 (MBIA)                                   1,000,000   1,042,810
                                                                    -----------
                                                                      3,343,090
                                                                    -----------
                                       1

Statements            Delaware Investments Minnesota Municipal Income Fund, Inc.
   OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds (continued)
 *Pre-Refunded Bonds - 8.44%
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    (Duluth Clinic)
    6.30% 11/1/22-04 (AMBAC)                             $  730,000 $   771,617
  Puerto Rico Commonwealth
    6.00% 7/1/26-07                                       1,000,000   1,165,540
  St. Francis Independent School District #15
    6.30% 2/1/11-06 (FSA)                                 1,250,000   1,387,750
                                                                    -----------
                                                                      3,324,907
                                                                    -----------
Public Power Revenue Bonds - 25.47%
  Chaska Electric Revenue Series A
    6.00% 10/1/25                                         1,000,000   1,055,150
  Rochester Electric 5.25% 12/1/30 (AMBAC)                  150,000     155,489
  Southern Minnesota Municipal Power
    Agency Supply System Revenue Series A
    5.00% 1/1/12 (AMBAC)                                  1,000,000   1,114,630
    5.25% 1/1/16 (AMBAC)                                  1,000,000   1,135,150
**Southern Minnesota Municipal Power
    Supply System Revenue, Inverse Floater
    8.96% 1/1/14 (AMBAC)                                  2,500,000   3,171,974
  Western Minnesota Municipal Power Agency
    Series A 5.00% 1/1/30 (MBIA)                          2,500,000   2,541,500
    Series B 5.00% 1/1/15 (MBIA)                            765,000     853,205
                                                                    -----------
                                                                     10,027,098
                                                                    -----------
School District General Obligation Bonds - 13.15%
  Centennial Independent School District #012
    Series A 5.00% 2/1/20 (FSA)                             400,000     420,708
  Farmington Independent School
    District #192 5.00% 2/1/23 (FSA)                      1,200,000   1,235,784
  Morris Minnesota Independent School
    District #769 5.00% 2/1/28 (MBIA)                     1,000,000   1,020,810
  Mounds View Minnesota Independent
    School District #621 5.00% 2/1/23 (FSA)               1,020,000   1,053,364
  Robbinsdale Independent School
    District #281 5.00% 2/1/21 (FSA)                        500,000     521,605
  St. Michael Independent School District #885
    5.00% 2/1/22 (FSA)                                      500,000     518,420
    5.00% 2/1/24 (FSA)                                      400,000     409,144
                                                                    -----------
                                                                      5,179,835
                                                                    -----------
Single Family Housing Revenue Bonds - 3.85%
  Dakota County Housing & Redevelopment
    Authority Single Family Mortgage Revenue
    5.85% 10/1/30 (GNMA/FNMA/AMT)                           193,000     198,118
  Minnesota Housing Finance Agency
    Single Family Mortgage Series J
    5.90% 7/1/28 (AMT)                                    1,275,000   1,319,115
                                                                    -----------
                                                                      1,517,233
                                                                    -----------
State General Obligation Bonds - 2.66%
  Minnesota State Refunding 5.00% 8/1/21                  1,000,000   1,049,080
                                                                    -----------
                                                                      1,049,080
                                                                    -----------

                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds (continued)
Territorial Revenue Bonds - 4.39%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series A 5.00% 7/1/38                                $  300,000  $  300,063
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series G 5.00% 7/1/42                                   250,000     248,413
  Puerto Rico Public Buildings Authority
    Revenue Series D 5.25% 7/1/27                         1,150,000   1,180,176
                                                                    -----------
                                                                      1,728,652
                                                                    -----------
Total Municipal Bonds (cost $56,259,452)                             58,426,768
                                                                    -----------

Total Market Value of Securities - 148.37%
  (cost $56,259,452)                                                 58,426,768
Receivables and Other Assets
  Net of Liabilities- 2.42%                                             951,036
Liquidation Value of Preferred
  Stock-- (50.79%)                                                  (20,000,000)
                                                                    -----------
Net Assets Applicable to 2,594,700 Shares
  Outstanding - 100.00%                                             $39,377,804
                                                                    -----------

Net Asset Value Per Common Share
($39,377,804 / 2,594,700 Shares)                                         $15.18
                                                                         ------

Components of Net Assets at September 30, 2003:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                     $35,426,619
Undistributed net investment income                                     875,131
Accumulated net realized gain on investments                            908,738
Net unrealized appreciation of investments                            2,167,316
                                                                    -----------
Total net assets                                                    $39,377,804
                                                                    -----------

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2003.

Summary of Abbreviations:
AMBAC -- Insured by the AMBAC Indemnity Corporation
AMT -- Subject to Alternative Minimum Tax
Connie Lee -- Insured by the College Construction Insurance Association FGIC -- Insured by the Financial Guaranty Insurance Company
FHA -- Insured by the Federal Housing Administration
FNMA -- Insured by Federal National Mortgage Association
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Government National Mortgage Association
MBIA -- Insured by the Municipal Bond Insurance Association
RADIAN -- Insured by Radian Asset Assurance

See accompanying notes

                   Delaware Investments Minnesota Municipal Income Fund II, Inc. September 30, 2003 (Unaudited)
Statements
   OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds - 152.07%
Airport Revenue Bonds - 6.52%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series A
    5.00% 1/1/28 (MBIA)                                  $1,250,000 $ 1,273,088
    5.00% 1/1/30 (AMBAC)                                  1,200,000   1,214,364
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series B
    5.25% 1/1/24 (FGIC)                                   1,000,000   1,020,150
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series C
    5.25% 1/1/32 (FGIC)                                   3,500,000   3,603,460
                                                                    -----------
                                                                      7,111,062
                                                                    -----------
City General Obligation Bonds - 2.57%
  Moorhead Series B 5.00% 2/1/33 (MBIA)                   1,250,000   1,273,675
  Willmar County
    (Rice Memorial Hospital Project)
    5.00% 2/1/32 (FSA)                                    1,500,000   1,534,050
                                                                    -----------
                                                                      2,807,725
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 4.43%
  Minneapolis Health Care Facility Revenue
    (Jones-Harrison Residence Project)
    6.00% 10/1/27                                         1,565,000   1,445,418
  Minnetonka Housing Facilities Revenue
    (Beacon Hill Senior Housing Project,
    Presbyterian Homes & Services)
    7.55% 6/1/19                                          2,365,000   2,388,414
  Moorhead Economic Development Authority
    Multifamily Revenue (Eventide Lutheran
    Home Project) Series B 6.00% 6/1/18                   1,000,000   1,003,970
                                                                    -----------
                                                                      4,837,802
                                                                    -----------
Corporate Backed Revenue Bonds - 5.08%
  Burnsville Commonwealth Development
    (Holiday Inn Project) 5.90% 4/1/08                    1,430,000   1,492,748
  Cloquet Pollution Control Revenue
    (Potlatch Corporation Projects)
    5.90% 10/1/26                                         4,500,000   4,051,575
                                                                    -----------
                                                                      5,544,323
                                                                    -----------
Escrowed to Maturity Bonds - 21.02%
  Dakota/Washington Housing &
    Redevelopment Authority Single Family
    Mortgage Revenue 8.375% 9/1/21
    (GNMA/FHA/AMT)                                        5,500,000   8,088,244
  Metropolitan Council Minneapolis/St. Paul
    Area Sports Facilities Commission
    (Hubert H. Humphrey Metrodome)
    6.00% 10/1/09                                         2,360,000   2,480,218
  Southern Minnesota Municipal Power
    Agency Supply Revenue Series A
    5.75% 1/1/18                                          3,715,000   3,804,346
  St. Paul Housing & Redevelopment
    Authority Sales Tax (Civic Center)
    5.55% 11/1/23 (MBIA)                                  4,200,000   4,300,716
    5.55% 11/1/23                                         2,300,000   2,355,154
  Western Minnesota Municipal Power Agency
    6.625% 1/1/16                                         1,535,000   1,896,723
                                                                    -----------
                                                                     22,925,401
                                                                    -----------
                                                         Principal     Market
                                                           Amount       Value
Municipal Bonds (continued)
Higher Education Revenue Bonds - 7.56%
  Minnesota Higher Education Facilities Authority
    (St. Catherine College) Series 5-N1
    5.375% 10/1/32                                       $1,500,000 $ 1,520,295
  Minnesota Higher Education Facilities
    Authority (St. Thomas University)
    Series 3-R1 5.60% 10/1/15                             1,050,000   1,061,792
  Minnesota Higher Education Facilities
    Authority (St. Thomas University)
    Series 3-R2 5.60% 9/1/14                                175,000     176,965
  Minnesota Higher Education Facilities
    Authority (St. Thomas University)
    Series 4-A1 5.625% 10/1/21                            1,000,000   1,031,690
  St. Cloud Housing & Redevelopment
    Authority Revenue (State University
    Foundation Project) 5.00% 5/1/23                      1,000,000   1,024,150
  University of Minnesota Series A
    5.50% 7/1/21                                          3,000,000   3,433,500
                                                                    -----------
                                                                      8,248,392
                                                                    -----------
Hospital Revenue Bonds - 24.42%
  Brainerd Health Care (Evangelical Lutheran
    Health Care Facilities) Series A
    6.65% 3/1/17 (FSA)                                    1,195,000   1,212,208
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health System
    (St. Mary's Hospital) Series C
    6.00% 2/15/20 (Connie Lee)                            6,000,000   6,140,759
  Minneapolis Health Care System Revenue
    (Fairview Health Services) Series A
    5.625% 5/15/32                                        2,750,000   2,840,915
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health Care
    Systems (Children's Health Care Series)
    Series A 5.50% 8/15/25 (FSA)                          1,400,000   1,471,848
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series 97A
    5.75% 11/15/26 (MBIA)                                 5,550,000   5,993,167
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series A
    6.375% 11/15/29                                       3,300,000   3,560,271
  Rochester Health Care Facilities Revenue
    (Mayo Foundation) Series B
    5.50% 11/15/27                                        3,365,000   3,534,024
  St. Paul Housing & Redevelopment
    Authority Health Care Facilities Revenue
    (Regions Hospital Project)
    5.30% 5/15/28                                           300,000     296,523
  Waconia Health Care Facilities Revenue
    (Ridgeview Medical Center Project)
    Series A 6.10% 1/1/19 (RADIAN)                        1,405,000   1,581,342
                                                                    -----------
                                                                     26,631,057
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 7.02%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light Company
    Project) 6.00% 7/1/22                                 7,560,000   7,661,531
                                                                    -----------
                                                                      7,661,531
                                                                    -----------

                   Delaware Investments Minnesota Municipal Income Fund II, Inc.

Statements
   OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                           Amount       Value
Municipal Bonds (continued)
Miscellaneous Revenue Bonds - 3.73%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project)
    5.125% 7/1/21                                        $2,400,000 $ 2,507,952
  Minneapolis Community Development
    Agency (Supported Development
    Revenue Limited Tax Common Bond Fund)
    Series 5 5.70% 12/1/27                                  375,000     381,608
  Minneapolis Community Development
    Agency (Supported Development
    Revenue Limited Tax Common Bond Fund)
    Series G1 5.70% 12/1/19                               1,100,000   1,177,308
                                                                    -----------
                                                                      4,066,868
                                                                    -----------
Multifamily Housing Revenue Bonds - 12.64%
  Chanhassen Multifamily Housing Revenue
    (Heritage Park Project Section 8)
    6.20% 7/1/30 (FHA/AMT)                                1,105,000   1,128,150
  Coon Rapids Multifamily Housing Revenue
    (Browns Meadow Manor Project)
    Series A 4.70% 1/1/38 (FHA/AMT)                       1,000,000     935,470
  Dakota County Housing & Redevelopment
    Authority Multifamily Mortgage
    (Imperial Ridge Project) Series 1993-A
    6.10% 12/15/28 (GNMA/FHA)                             1,780,000   1,794,702
  Harmony Multifamily Housing Revenue
    Refunding Section 8 (Zedakah Foundation
    Project) Series A 5.95% 9/1/20                        1,000,000     867,350
  Minneapolis Multifamily Housing Revenue
    (Sumner Housing Project) Series A
    5.15% 2/20/45 (GNMA/AMT)                              3,575,000   3,578,360
  Minnesota Housing Finance Agency
    Series D 5.95% 2/1/18 (MBIA)                          1,065,000   1,100,283
  Minnetonka Housing Facilities
    (Beacon Hill Project, Presbyterian
    Homes & Services)
    7.25% 6/1/09                                          1,225,000   1,227,046
    7.50% 6/1/14                                            760,000     767,167
  Southeastern Minnesota Multi County
    Housing & Redevelopment Authority
    Revenue (Winona County) 5.35% 1/1/28                    870,000     879,144
  Stillwater Multifamily (Stillwater Cottages)
    (Orleans Homes Number One)
    7.25% 11/1/27 (AMT)                                   1,540,000   1,515,760
                                                                    -----------
                                                                     13,793,432
                                                                    -----------
Municipal Lease Revenue Bonds - 6.72%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.00% 12/1/22                                         2,385,000   2,476,369
    5.25% 12/1/27                                         2,650,000   2,767,634
  St. Paul Port Authority Lease Revenue
    (Robert Street Site) 5.25% 12/1/27                    2,000,000   2,088,780
                                                                    -----------
                                                                      7,332,783
                                                                    -----------
Parking Revenue Bonds - 1.20%
  St. Paul Housing & Redevelopment Authority
    Parking Revenue (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                           1,250,000   1,311,750
                                                                    -----------
                                                                      1,311,750
                                                                    -----------

                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds (continued)
  Political Subdivision General Obligation Bonds - 5.35%
    Hennepin County Series B
    5.00% 12/1/18                                        $1,000,000 $ 1,075,160
  Hennepin Regional Railroad Authority
    5.00% 12/1/26                                         3,500,000   3,574,795
  Washington County Housing &
    Redevelopment Authority Series B
    5.50% 2/1/32 (MBIA)                                   1,140,000   1,188,803
                                                                    -----------
                                                                      5,838,758
                                                                    -----------
*Pre-Refunded Bonds - 8.47%
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    (Duluth Clinic)
    6.20% 11/1/12-04 (AMBAC)                                280,000     295,660
    6.30% 11/1/22-04 (AMBAC)                                960,000   1,014,730
  Esko Independent School District #99
    5.65% 4/1/12-05 (FSA)                                   550,000     585,789
  Hawley Independent School District #150
    Series A 5.75% 2/1/17-06 (FSA)                        1,000,000   1,097,620
  Minnesota Public Facilities Authority Water
    Pollution Control Revenue Series A
    6.25% 3/1/16-05                                       1,000,000   1,072,990
  Puerto Rico Highway & Transportation
    Authority Revenue
    (Highway Improvements)
    Series Y 5.50% 7/1/26-06                              3,000,000   3,379,920
  Stewartville Independent School
    District #534 5.75% 2/1/17-05                         1,705,000   1,797,428
                                                                    -----------
                                                                      9,244,137
                                                                    -----------
Public Power Revenue Bonds - 6.13%
  Rochester Electric 5.25% 12/1/30 (AMBAC)                  450,000     466,466
**Southern Minnesota Municipal Power
    Agency Supply System Revenue,
    Inverse Floater
    8.96% 1/1/14 (AMBAC)                                  3,000,000   3,806,370
    8.96% 1/1/15 (AMBAC)                                  1,500,000   1,905,405
  Western Minnesota Municipal Power Agency
    Series A 5.00% 1/1/30 (MBIA)                            500,000     508,300
                                                                    -----------
                                                                      6,686,541
                                                                    -----------
School District General Obligation Bonds - 8.31%
  Centennial Independent School District #012
    Series A 5.00% 2/1/20 (FSA)                             400,000     420,708
  Farmington Independent School District #192
    5.00% 2/1/23 (FSA)                                    1,080,000   1,112,206
  Morris Minnesota Independent School
    District #769 5.00% 2/1/28 (MBIA)                     2,750,000   2,807,227
  Mounds View Minnesota Independent
    School District #621 5.00% 2/1/23 (FSA)               1,000,000   1,032,710
  Rosemount Independent School
    District #196 Series A 5.70% 4/1/12                   1,270,000   1,396,911
  St. Michael Independent School District #885
    5.00% 2/1/22 (FSA)                                    1,500,000   1,555,260
    5.00% 2/1/24 (FSA)                                      725,000     741,574
                                                                    -----------
                                                                      9,066,596
                                                                    -----------

                   Delaware Investments Minnesota Municipal Income Fund II, Inc. Statements
   OF NET ASSETS (CONTINUED)


                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds (continued)
Single Family Housing Revenue Bonds - 7.57%
  Minnesota Housing Finance Agency Single
    Family Housing Series 1992-B
    6.15% 1/1/26 (AMT)                                   $2,430,000 $ 2,465,357
  Minnesota Housing Finance Agency Single
    Family Housing Series 1992-C2
    6.15% 7/1/23 (AMT)                                    2,465,000   2,505,081
  Minnesota Housing Finance Agency Single
    Family Housing Series 1994-J
    6.95% 7/1/26 (AMT)                                    1,160,000   1,186,054
  Minnesota Housing Finance Agency Single
    Family Housing Series F 6.30% 7/1/25                    810,000     828,411
  Minnesota State Housing Finance Agency
    Single Family Mortgage Series B
    5.35% 1/1/33 (AMT)                                      165,000     167,199
  Minnesota State Housing Finance Agency
    Single Family Mortgage Series J
    5.90% 7/1/28                                          1,075,000   1,112,195
                                                                    -----------
                                                                      8,264,297
                                                                    -----------
State General Obligation Bonds - 4.00%
  Minnesota State Refunding 5.00% 8/1/21                  3,525,000   3,698,007
**Minnesota State, Inverse Floater
    8.86% 11/1/17                                           570,000     663,252
                                                                    -----------
                                                                      4,361,259
                                                                    -----------
Tax Increment/Special Assessment Bonds - 3.52%
  Becker Tax Increment Series D
    6.25% 8/1/15 (MBIA/AMT)                               3,700,000   3,840,970
                                                                    -----------
                                                                      3,840,970
                                                                    -----------
Territorial General Obligation Bonds - 2.22%
  Puerto Rico Public Improvement Series A
    5.00% 7/1/27                                          1,250,000   1,258,988
    5.50% 7/1/19 (MBIA)                                   1,000,000   1,164,400
                                                                    -----------
                                                                      2,423,388
                                                                    -----------
Territorial Revenue Bonds - 3.59%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series G 5.00% 7/1/42                                 1,500,000   1,490,475
  Puerto Rico Electric Power Authority Power
    Revenue Series Z 5.25% 7/1/21                         1,500,000   1,558,545
  Puerto Rico Public Buildings Authority
    Revenue Series D 5.25% 7/1/27                           850,000     872,304
                                                                    -----------
                                                                      3,921,324
                                                                    -----------
Total Municipal Bonds (cost $159,208,998)                           165,919,396
                                                                    -----------

Total Market Value of Securities - 152.07%
  (cost $159,208,998)                                               165,919,396
Receivables and Other Assets
  Net of Liabilities- 2.92%                                           3,184,830
Liquidation Value of Preferred
  Stock - (54.99%)                                                  (60,000,000)
                                                                   ------------
Net Assets Applicable to 7,252,200 Shares
  Outstanding - 100.00%                                            $109,104,226
                                                                   ============

Net Asset Value Per Common Share
  ($109,104,226 / 7,252,200 Shares)                                      $15.04
                                                                         ------

Components of Net Assets at September 30, 2003:
Common stock, $0.01 par value, 200 million shares
  authorized to the Fund                                            $99,710,000
Undistributed net investment income                                   3,507,338
Accumulated net realized loss on investments                           (823,510)
Net unrealized appreciation of investments                            6,710,398
                                                                   ------------
Total net assets                                                   $109,104,226
                                                                   ============

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2003.

Summary of Abbreviations:
AMBAC -- Insured by the AMBAC Indemnity Corporation
AMT -- Subject to Alternative Minimum Tax
Connie Lee -- Insured by the College Construction Insurance Association FGIC -- Insured by the Financial Guaranty Insurance Company
FHA -- Insured by the Federal Housing Administration
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Government National Mortgage Association
MBIA -- Insured by the Municipal Bond Insurance Association
RADIAN -- Insured by Radian Asset Assurance

See accompanying notes

                  Delaware Investments Minnesota Municipal Income Fund III, Inc.
                                                  September 30, 2003 (Unaudited)

Statements
   OF NET ASSETS (CONTINUED)


                                                         Principal     Market
                                                           Amount       Value
Municipal Bonds - 153.66%
Airport Revenue Bonds - 9.30%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series A
    5.00% 1/1/28 (MBIA)                                   $ 750,000  $  763,853
    5.00% 1/1/30 (AMBAC)                                    750,000     758,978
    5.125% 1/1/25 (FGIC)                                    900,000     922,598
                                                                     ----------
                                                                      2,445,429
                                                                     ----------
City General Obligation Bonds - 2.91%
  Moorhead Series B 5.00% 2/1/33 (MBIA)                     750,000     764,205
                                                                     ----------
                                                                        764,205
                                                                     ----------
Continuing Care/Retirement Revenue Bonds - 11.77%
  Minnesota Agriculture & Economic
    Development Board Revenue
    (Benedictine Health Systems)
    5.75% 2/1/29                                          1,300,000   1,223,404
  St. Paul Housing & Redevelopment
    Authority Revenue
    (Franciscan Health Project)
    5.40% 11/20/42 (GNMA/FHA)                             1,820,000   1,871,688
                                                                     ----------
                                                                      3,095,092
                                                                     ----------
Corporate Backed Revenue Bonds - 6.93%
  Cloquet Pollution Control Revenue
    (Potlatch Corporation Projects)
    5.90% 10/1/26                                         1,000,000     900,350
  Minneapolis Community Development
    Agency Supported Development Revenue
    (Pajor Graphics) Series 1
    (LOC US Bank NA) 6.75% 12/1/25 (AMT)                    865,000     922,367
                                                                     ----------
                                                                      1,822,717
                                                                     ----------
Escrowed to Maturity Bonds - 12.45%
  University of Minnesota Hospital
    6.75% 12/1/16                                         2,580,000   3,272,962
                                                                     ----------
                                                                      3,272,962
                                                                     ----------
Higher Education Revenue Bonds - 9.13%
  Minnesota Higher Education Facilities
    Authority (College of St. Benedict)
    Series 3-W 6.375% 3/1/20                                345,000     347,170
  Minnesota Higher Education Facilities
    Authority (St. Mary's College)
    Series 3-Q 6.15% 10/1/23                              1,000,000   1,010,610
  Minnesota Higher Education Facilities
    Authority (St. Thomas University)
    Series 4-A1 5.625% 10/1/21                            1,010,000   1,042,007
                                                                     ----------
                                                                      2,399,787
                                                                     ----------
Hospital Revenue Bonds - 14.50%
  Minneapolis Health Care System Revenue
    (Allina Health System) Series A
    5.75% 11/15/32                                        1,100,000   1,143,846
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series A
    6.375% 11/15/29                                       1,500,000   1,618,305
  Rochester Health Care Facilities Revenue
    (Mayo Foundation) Series B
    5.50% 11/15/27                                        1,000,000   1,050,230
                                                                     ----------
                                                                      3,812,381
                                                                     ----------

                                                         Principal     Market
                                                           Amount       Value
Municipal Bonds (continued)
Investor Owned Utilities Revenue Bonds - 5.80%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light
    Company Project) 6.00% 7/1/22                        $1,505,000 $ 1,525,212
                                                                    -----------
                                                                      1,525,212
                                                                    -----------
Miscellaneous Revenue Bonds - 0.99%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project) 5.125% 7/1/21               250,000     261,245
                                                                    -----------
                                                                        261,245
                                                                    -----------
Multifamily Housing Revenue Bonds - 19.12%
  Brooklyn Center Multifamily Housing
    Revenue (Four Courts Apartments Project)
    Series A 7.50% 6/1/25 (AMT)                           1,000,000     927,530
  Burnsville Multifamily Housing Mortgage
    Revenue SCA Tax Exempt Trust
    Series A 7.10% 1/1/30 (FSA)                           1,970,000   2,051,380
  Minneapolis Multifamily Housing Revenue
    (Gaar Scott Loft Project) 5.95% 5/1/30                  990,000   1,057,963
  Minneapolis Multifamily Housing Revenue
    (Olson Townhomes Project)
    6.00% 12/1/19 (AMT)                                   1,000,000     990,720
                                                                    -----------
                                                                      5,027,593
                                                                    -----------
Municipal Lease Revenue Bonds - 3.97%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.25% 12/1/27                                         1,000,000   1,044,390
                                                                    -----------
                                                                      1,044,390
                                                                    -----------
Parking Revenue Bonds - 5.79%
  St. Paul Housing & Redevelopment Authority
    Parking Revenue (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                           1,450,000   1,521,630
                                                                    -----------
                                                                      1,521,630
                                                                    -----------
Political Subdivision General Obligation Bonds - 6.44%
  Minneapolis Sports Arena Project
    5.125% 10/1/20                                          750,000     796,733
  Washington County Housing &
    Redevelopment Authority Series B
    5.50% 2/1/22 (MBIA)                                     850,000     897,294
                                                                    -----------
                                                                      1,694,027
                                                                    -----------
*Pre-Refunded Bonds - 18.29%
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    (Duluth Clinic)
    6.20% 11/1/12-04 (AMBAC)                                420,000     443,491
  Esko Independent School District #99
    5.75% 4/1/17-05 (FSA)                                 2,145,000   2,287,749
  Minnesota Higher Education Facilities
    Authority (College of St. Benedict)
    Series 3-W 6.375% 3/1/20-04                             930,000     950,804
  Puerto Rico Highway & Transportation
    Authority Revenue
    (Highway Improvements)
    Series Y 5.50% 7/1/26-06                              1,000,000   1,126,640
                                                                    -----------
                                                                      4,808,684
                                                                    -----------

                  Delaware Investments Minnesota Municipal Income Fund III, Inc.

Statements
   OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds (continued)
Public Power Revenue Bonds - 11.94%
  Southern Minnesota Municipal Power
    Agency Supply System Revenue
    Series A 5.25% 1/1/16 (AMBAC)                        $  500,000  $  567,575
**Southern Minnesota Municipal Power
    Agency Supply System Revenue,
    Inverse Floater 8.96% 1/1/14 (AMBAC)                  1,500,000   1,903,185
  Western Minnesota Municipal Power Agency
    Series B 5.00% 1/1/15 (MBIA)                            600,000     669,180
                                                                     ----------
                                                                      3,139,940
                                                                     ----------
Single Family Housing Revenue Bonds - 2.51%
  Minnesota State Housing Finance Agency
    Single Family Mortgage Series B
    5.35% 1/1/33 (AMT)                                      650,000     658,665
                                                                     ----------
                                                                        658,665
                                                                     ----------
Territorial Revenue Bonds - 2.83%
  Puerto Rico Highway & Transportation
    Authority Revenue Series G
    5.00% 7/1/42                                            750,000     745,238
                                                                     ----------
                                                                        745,238
                                                                     ----------
Water & Sewer Revenue Bonds - 8.99%
  Minnesota Public Facilities Authority Water
    Pollution Control Revenue Series B
    5.40% 3/1/15                                          2,200,000   2,362,910
                                                                     ----------
                                                                      2,362,910
                                                                     ----------
Total Municipal Bonds (cost $38,146,697)                             40,402,107
                                                                     ----------

Total Market Value of Securities - 153.66%
  (cost $38,146,697)                                                 40,402,107
Receivables and Other Assets
  Net of Liabilities - 3.39%                                            891,094
Liquidation Value of Preferred
  Stock - (57.05%)                                                  (15,000,000)
                                                                    -----------
Net Assets Applicable to 1,837,200 Shares
  Outstanding - 100.00%                                             $26,293,201
                                                                    ===========

Net Asset Value Per Common Share
  ($26,293,201 / 1,837,200 Shares)                                       $14.31
                                                                         ------

Components of Net Assets at September 30, 2003:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                     $24,853,904
Undistributed net investment income                                     762,838
Accumulated net realized loss on investments                         (1,578,951)
Net unrealized appreciation of investments                            2,255,410
                                                                    -----------
Total net assets                                                    $26,293,201
                                                                    ===========

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2003.

Summary of Abbreviations:
AMBAC -- Insured by the AMBAC Indemnity Corporation
AMT -- Subject to Alternative Minimum Tax
FGIC -- Insured by the Financial Guaranty Insurance Company
FHA -- Insured by the Federal Housing Administration
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Government National Mortgage Association
LOC -- Letter of Credit
MBIA -- Insured by the Municipal Bond Insurance Association

See accompanying notes

                        Delaware Investments Arizona Municipal Income Fund, Inc.
                                                  September 30, 2003 (Unaudited)

Statements
   OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds - 155.51%
Airport Revenue Bonds - 2.23%
  Phoenix Civic Improvement Airport Revenue
    Senior Lien Series A
    5.00% 7/1/25 (FSA)                                   $1,000,000 $ 1,016,250
                                                                    -----------
                                                                      1,016,250
                                                                    -----------
Charter School Revenue Bonds - 8.21%
  Maricopa County Industrial Development
    Authority School District Revenue
    6.75% 7/1/29                                          1,000,000     995,630
  Pima County Industrial Development
    Authority (Arizona Charter Schools
    Project II) Series A 6.75% 7/1/31                     2,750,000   2,737,653
                                                                    -----------
                                                                      3,733,283
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 3.48%
  Yavapai County Industrial Development
    Authority Residential Care Facilities
    (Margaret T. Morris Center) Series A
    5.40% 2/20/38 (GNMA)                                  1,575,000   1,581,316
                                                                    -----------
                                                                      1,581,316
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 9.99%
  Glendale Municipal Property Corporation
    Excise Tax Revenue Series A
    5.00% 7/1/33 (AMBAC)                                  3,455,000   3,501,332
  Phoenix Civic Improvement Corporation
    Excise Tax Revenue 5.25% 7/1/24                       1,000,000   1,043,720
                                                                    -----------
                                                                      4,545,052
                                                                    -----------
Escrowed to Maturity Bonds - 10.72%
  Puerto Rico Commonwealth Infrastructure
    Financing Authority Special Series A
    5.50% 10/1/40                                         4,500,000   4,875,390
                                                                    -----------
                                                                      4,875,390
                                                                    -----------
Higher Education Revenue Bonds - 10.59%
  South Campus Group Student Housing
    Revenue (Arizona State University South
    Campus Project) 5.625% 9/1/35 (MBIA)                  1,000,000   1,077,720
  Southern Arizona Capital Facilities Finance
    Corporation Student Housing Revenue
    (University of Arizona Project)
    5.00% 9/1/23 (MBIA)                                   1,150,000   1,184,569
  University of Arizona Certificates of
    Participation (University of Arizona
    Projects) Series B 5.125% 6/1/22 (AMBAC)                500,000     522,490
  West Campus Housing Revenue
    (Arizona State University Project)
    5.50% 7/1/34 (ACA)                                    2,000,000   2,033,020
                                                                    -----------
                                                                      4,817,799
                                                                    -----------
Hospital Revenue Bonds - 18.27%
  Maricopa County Industrial Development
    Authority (Mayo Clinic Hospital)
    5.25% 11/15/37                                        2,000,000   2,023,960
  Mohave County Industrial Development
    Authority (Chris/Silver Ridge)
    6.375% 11/1/31 (GNMA)                                   750,000     794,205
  Scottsdale Industrial Development
    Authority Hospital Revenue
    (Scottsdale Healthcare) 5.80% 12/1/31                 1,000,000   1,024,110

                                                         Principal     Market
                                                           Amount       Value

Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
  Show Low Industrial Development
    Authority Hospital Revenue
    (Navapache Regional Medical Center)
    Series A 5.50% 12/1/17 (ACA)                         $1,600,000 $ 1,676,032
  University of Arizona Medical Center
    6.25% 7/1/16 (MBIA)                                     700,000     709,793
  Yavapai County Industrial Development
    Authority Hospital Revenue
    (Yavapai Regional Medical Center)
    Series A 5.25% 8/1/21 (RADIAN)                        2,000,000   2,083,300
                                                                    -----------
                                                                      8,311,400
                                                                    -----------
Miscellaneous Revenue Bonds - 8.15%
  Arizona School Facilities Board Revenue
    5.00% 7/1/19                                          2,000,000   2,121,520
  Arizona Student Loan Acquisition Authority
    Revenue 5.90% 5/1/24 (AMT)                            1,500,000   1,586,565
                                                                    -----------
                                                                      3,708,085
                                                                    -----------
Multifamily Housing Revenue Bonds - 6.68%
  Maricopa County Industrial Development
    Authority Multifamily Housing Revenue
    (Pines at Camelback Apartments Project)
    Series A 5.45% 5/1/28 (RADIAN)                        1,250,000   1,251,988
  Maricopa County Industrial Development
    Authority Multifamily Housing Revenue
    (Sly-Mar Apartments) 6.10% 4/20/36
    (GNMA/AMT)                                              465,000     494,123
  Peoria Industrial Development Authority
    Multifamily Housing Revenue
    (Casa Del Rio) 7.30% 2/20/28 (GNMA)                   1,230,000   1,293,603
                                                                    -----------
                                                                      3,039,714
                                                                    -----------
Municipal Lease Revenue Bonds - 8.23%
  Oro Valley Municipal Property Corporation
    Excise Tax Revenue 5.00% 7/1/20 (FGIC)                1,000,000   1,053,160
  Prescott Valley Municipal Property
    Corporate Facilities Revenue
    5.00% 1/1/27 (FGIC)                                     500,000     509,425
  Tucson Certificates of Participation
    5.60% 7/1/11                                          1,100,000   1,167,782
  Yuma Municipal Property Corporation
    5.00% 7/1/25 (AMBAC)                                  1,000,000   1,016,250
                                                                    -----------
                                                                      3,746,617
                                                                    -----------
Political Subdivision General Obligation Bonds - 3.70%
  Eagle Mountain Community Facilities District
    Series A 6.40% 7/1/17                                 1,500,000   1,683,165
                                                                    -----------
                                                                      1,683,165
                                                                    -----------
*Pre-Refunded Bonds - 6.06%
  Arizona State Transportation Board Highway
    5.75% 7/1/18-09                                       2,350,000   2,758,148
                                                                    -----------
                                                                      2,758,148
                                                                    -----------
Public Power Revenue Bonds - 2.23%
  Salt River Project Arizona Agricultural
    Improvement & Power District Electric
    System Revenue (Salt River Project)
    Series A 5.00% 1/1/31                                 1,000,000   1,014,350
                                                                    -----------
                                                                      1,014,350
                                                                    -----------

                        Delaware Investments Arizona Municipal Income Fund, Inc.

Statements
   OF NET ASSETS (CONTINUED)
                                                         Principal     Market
                                                           Amount       Value
Municipal Bonds (continued)
School District General Obligation Bonds - 17.14%
  Maricopa County School District #6
    (Washington Elementary)
    5.375% 7/1/13 (FSA)                                 $3,000,000  $ 3,454,529
  Maricopa County School District #38
    (Madison Elementary)
    5.00% 7/1/13 (FSA)                                    1,250,000   1,399,888
  Maricopa County School District #69
    (Paradise Valley) 3.375% 7/1/13 (FGIC)                1,880,000   1,824,277
  Tempe Union High School #213
    5.00% 7/1/14 (FSA)                                    1,000,000   1,119,590
                                                                    -----------
                                                                      7,798,284
                                                                    -----------
Single Family Housing Revenue Bonds - 8.94%
  Phoenix Industrial Development Authority
  Single Family Mortgage
    5.30% 4/1/20 (GNMA/FNMA/FHLMC)                        1,325,000   1,366,168
    5.35% 6/1/20 (GNMA/FNMA/FHLMC)                        2,155,000   2,210,922
  Pima County Industrial Development
    Authority Single Family Mortgage
    Revenue Series A 6.125% 11/1/33
    (GNMA/FNMA/FHLMC/AMT)                                   465,000     492,551
                                                                    -----------
                                                                      4,069,641
                                                                    -----------
Territorial General Obligation Bonds - 0.56%
  Puerto Rico Commonwealth Refunding
    Public Improvement Series A
    5.125% 7/1/31                                           250,000     253,170
                                                                    -----------
                                                                        253,170
                                                                    -----------
Territorial Revenue Bonds - 22.16%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Revenue Series D 5.00% 7/1/32 (FSA)                   8,500,000   8,705,190
  Virgin Islands Public Finance Authority
    Revenue Series A 6.125% 10/1/29 (ACA)                 1,250,000   1,381,125
                                                                    -----------
                                                                     10,086,315
                                                                    -----------
Water & Sewer Revenue Bonds - 8.17%
  Arizona Water Infrastructure Finance
    Authority Revenue Water Quality
    Series A 5.05% 10/1/20                                1,500,000   1,586,520
  Phoenix Civic Improvement Corporation
    Wastewater Systems Revenue
    5.00% 7/1/24 (FGIC)                                   1,590,000   1,621,100
  Phoenix Civic Improvement Corporation
    Water Systems Revenue
    5.00% 7/1/26 (FGIC)                                     500,000     509,010
                                                                    -----------
                                                                      3,716,630
                                                                    -----------
Total Municipal Bonds (cost $67,505,652)                             70,754,609
                                                                    -----------

Total Market Value of Securities - 155.51%
  (cost $67,505,652)                                                 70,754,609
Liabilities Net of Receivables and Other
  Assets - (0.56%)                                                     (255,581)
Liquidation Value of Preferred
  Stock - (54.95%)                                                  (25,000,000)
                                                                   ------------
Net Assets Applicable to 2,982,200 Shares
  Outstanding - 100.00%                                             $45,499,028
                                                                    ===========

Net Asset Value Per Common Share
  ($45,499,028 / 2,982,200 Shares)                                       $15.26
                                                                         ------

Components of Net Assets at September 30, 2003:
Common stock, $0.01 par value, 200 million shares
  authorized to the Fund                                            $40,838,893
Undistributed net investment income                                   1,117,400
Accumulated net realized gain on investments                            293,778
Net unrealized appreciation of investments                            3,248,957
                                                                    -----------
Total net assets                                                    $45,499,028
                                                                    ===========

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:
ACA -- Insured by American Capital Access
AMBAC -- Insured by the AMBAC Indemnity Corporation
AMT -- Subject to Alternative Minimum Tax
FGIC -- Insured by the Financial Guaranty Insurance Company FHLMC -- Insured by the Federal Home Loan Mortgage Corporation FNMA -- Insured by Federal National Mortgage Association
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Government National Mortgage Association MBIA -- Insured by the Municipal Bond Insurance Association RADIAN -- Insured by Radian Asset Assurance

See accompanying notes

                      Delaware Investments Florida Insured Municipal Income Fund September 30, 2003 (Unaudited)

Statements
   OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds - 152.62%
Airport Revenue Bonds - 6.87%
  Dade County Aviation Series 96B
    5.60% 10/1/26 (MBIA)                               $1,000,000   $ 1,066,430
  Hillsborough County Aviation Authority
    (Tampa International Airport)
    Series B 5.60% 10/1/19 (FGIC)                       1,600,000     1,632,208
                                                                    -----------
                                                                      2,698,638
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 10.71%
  Jacksonville Sales Tax Revenue
    5.00% 10/1/30 (MBIA)                                1,000,000     1,016,930
  Jacksonville Transportation Revenue
    5.25% 10/1/29 (MBIA)                                2,000,000     2,076,040
  Miami Beach Resort Tax
    5.50% 10/1/16 (AMBAC)                               1,000,000     1,111,940
                                                                    -----------
                                                                      4,204,910
                                                                    -----------
Higher Education Revenue Bonds - 7.69%
  Florida Agriculture & Mechanical University
    (Student Apartment Facility)
    5.625% 7/1/21 (MBIA)                                1,250,000     1,365,263
  Volusia County Educational Facilities
    Authority (Stetson University Project)
    Series A 5.50% 6/1/17 (MBIA)                        1,500,000     1,653,000
                                                                    -----------
                                                                      3,018,263
                                                                    -----------
Hospital Revenue Bonds - 28.25%
  Escambia County Health Facilities Authority
    (Florida Health Care Facilities --
    VHA Program) 5.95% 7/1/20 (AMBAC)                   3,075,000     3,311,190
  Lee County Memorial Health System
    Hospital Revenue 5.00% 4/1/20 (FSA)                 1,000,000     1,047,600
  Orange County Health Facilities Authority
    (Adventist Health Center)
    5.75% 11/15/25 (AMBAC)                              1,500,000     1,628,985
  Orange County Health Facilities Authority
    (Orlando Regional Health) Series A
    6.25% 10/1/18 (MBIA)                                2,000,000     2,439,120
  Venice Health Care
    (Bon Secours Health System)
    5.60% 8/15/16 (MBIA)                                2,405,000     2,663,129
                                                                    -----------
                                                                     11,090,024
                                                                    -----------
Multifamily Housing Revenue Bonds - 20.11%
  Broward County Multifamily Housing
    Finance Authority
    (St. Croix Apartments Project)
    Series A 5.45% 11/1/36 (FSA)                        1,000,000     1,014,180
  Florida Housing Finance Agency
    (Leigh Meadows Apartments) Series N
    6.30% 9/1/36 (AMBAC/AMT)                            2,510,000     2,612,458
  Florida Housing Finance Agency
    (Woodbridge Apartments) Series L
    6.05% 12/1/16 (AMBAC)                               1,120,000     1,178,475
    6.25% 6/1/36 (AMBAC/AMT)                            1,500,000     1,561,980
  Volusia County Multifamily Housing Finance
    Authority (San Marco Apartments)
    Series A 5.60% 1/1/44 (FSA/AMT)                     1,500,000     1,530,210
                                                                    -----------
                                                                      7,897,303
                                                                    -----------

                                                        Principal     Market
                                                          Amount       Value

Municipal Bonds (continued)
Municipal Lease Revenue Bonds - 23.58%
  Broward School Board Certificates of
    Participation Series A
    5.25% 7/1/24 (FSA)                                 $1,000,000   $ 1,048,160
  Escambia County School Board
    Certificates of Participation Series 2
    5.50% 2/1/22 (MBIA)                                 5,000,000     5,419,250
  Orange County School Board Certificates of
    Participation 5.00% 8/1/27 (MBIA)                   1,250,000     1,268,925
  Palm Beach County School Board
    Certificates of Participation Series D
    5.00% 8/1/28 (FSA)                                  1,500,000     1,522,710
                                                                    -----------
                                                                      9,259,045
                                                                    -----------
Ports & Harbors Revenue Bonds - 2.61%
  Florida Ports Financing Commission State
    Transportation Trust Fund
    5.375% 6/1/27 (MBIA/AMT)                            1,000,000     1,022,750
                                                                    -----------
                                                                      1,022,750
                                                                    -----------
*Pre-Refunded Bonds - 30.83%
  Dade County School Board Certificates
    of Participation Series B
    5.60% 8/1/17-06 (AMBAC)                             1,000,000     1,126,210
  Orange County Public Service Tax
    6.00% 10/1/24-05 (FGIC)                             3,000,000     3,294,600
  Reedy Creek Improvement District
    (Sports Complex) Series A
    5.75% 6/1/13-05 (MBIA)                              2,300,000     2,477,399
  Sunrise Utility System Series A
    5.75% 10/1/26-06 (AMBAC)                            2,500,000     2,843,850
  Tampa Utility Tax Series A
    6.125% 10/1/19-09 (AMBAC)                           1,000,000     1,208,770
  Village Center Community Development
    District Recreational Revenue Series A
    5.85% 11/1/16-06 (MBIA)                             1,000,000     1,152,030
                                                                    -----------
                                                                     12,102,859
                                                                    -----------
Single Family Housing Revenue Bonds - 2.95%
  Florida Housing Finance Agency
    (Homeowner Mortgage) Series 2
    5.90% 7/1/29 (MBIA/AMT)                             1,115,000     1,157,649
                                                                    -----------
                                                                      1,157,649
                                                                    -----------
State General Obligation Bonds - 9.34%
  Florida Department of Transportation
    5.00% 7/1/31 (FGIC)                                 1,400,000     1,419,866
  Florida State Board of Education
    (Capital Outlay Public Education) Series C
    6.00% 6/1/21 (FGIC)                                 2,000,000     2,247,980
                                                                    -----------
                                                                      3,667,846
                                                                    -----------

                      Delaware Investments Florida Insured Municipal Income Fund

Statements
   OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                          Amount       Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds - 9.68%
  Dade County Water & Sewer System
    5.50% 10/1/25 (FGIC)                               $1,100,000   $ 1,176,384
  Indian River County Water & Sewer System
    5.50% 9/1/16 (FGIC)                                 1,000,000     1,109,450
  Village Center Community Development
    District Florida Utility Revenue
    5.00% 10/1/36  (MBIA)                               1,500,000     1,513,530
                                                                    -----------
                                                                      3,799,364
                                                                    -----------
Total Municipal Bonds (cost $55,053,431)                             59,918,651
                                                                    -----------

Total Market Value of Securities - 152.62%
  (cost $55,053,431)                                                 59,918,651
Liabilities Net of Receivables and
Other Assets - (1.68%)                                                 (657,850)
Liquidation Value of Preferred
  Stock - (50.94%)                                                  (20,000,000)
                                                                    -----------
Net Assets Applicable to 2,422,200 Shares
  Outstanding - 100.00%                                             $39,260,801
                                                                    -----------

Net Asset Value Per Common Share
  ($39,260,801 / 2,422,200 Shares)                                       $16.21
                                                                         ------

Components of Net Assets at September 30, 2003:
Common stock, $0.01 par value, unlimited shares
  authorized to the Fund                                            $33,361,389
Undistributed net investment income                                   1,027,015
Accumulated net realized gain on investments                              7,177
Net unrealized appreciation of investments                            4,865,220
                                                                    -----------
Total net assets                                                    $39,260,801
                                                                    -----------

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.



Summary of Abbreviations:
AMBAC -- Insured by the AMBAC Indemnity Corporation
AMT -- Subject to Alternative Minimum Tax
FGIC -- Insured by the Financial Guaranty Insurance Company
FSA -- Insured by Financial Security Assurance
MBIA -- Insured by the Municipal Bond Insurance Association

See accompanying notes

               Delaware Investments Colorado Insured Municipal Income Fund, Inc. September 30, 2003 (Unaudited)

Statements
  OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                         Amount        Value

Municipal Bonds - 149.80%
Airport Revenue Bonds - 10.29%
  Denver City & County Airport
    5.25% 11/15/23 (MBIA)                              $7,500,000   $ 7,888,200
                                                                    -----------
                                                        7,888,200
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 3.46%
  Colorado Health Facilities Authority
    (Porter Place) 6.00% 1/20/36 (GNMA)                 2,515,000     2,654,381
                                                                    -----------
                                                                      2,654,381
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 11.26%
  Broomfield Sales & Use Tax Revenue
    Refunding & Improvement Series A
    5.00% 12/1/31 (AMBAC)                                 750,000       760,140
Denver City & County Excise Tax Revenue
    (Colorado Convention Center Project)
    Series A 5.00% 9/1/20 (FSA)                         6,500,000     6,811,415
Golden Sales & Use Tax Revenue
    Improvement Series B
    5.10% 12/1/20 (AMBAC)                               1,000,000     1,060,290
                                                                    -----------
                                                                      8,631,845
                                                                    -----------
Higher Education Revenue Bonds - 34.74%
  Adams State College (Board of Trustees)
    5.75% 5/15/19 (MBIA)                                1,000,000     1,034,300
  Boulder County Development Revenue
    University Corporation for Atmospheric
    Research 5.00% 9/1/26 (MBIA)                        4,500,000     4,574,835
  Colorado Educational & Cultural Facilities
    Authority (Johnson & Wales
    University Project)
    Series A 5.00% 4/1/28 (XLCA)                        3,000,000     3,036,900
  Colorado Educational & Cultural Facilities
    Authority (University of Colorado
    Foundation Project)
    5.00% 7/1/27 (AMBAC)                                4,000,000     4,070,640
  Colorado Educational & Cultural Facilities
    Authority (University of Denver Project)
    5.50% 3/1/21 (AMBAC)                                3,200,000     3,502,400
  Colorado Educational & Cultural Facilities
    Authority (University of Northern Colorado)
    5.00% 7/1/31 (MBIA)                                 3,000,000     3,041,160
  Colorado Springs Revenue
    (Colorado College Project)
    5.375% 6/1/32 (MBIA)                                5,000,000     5,265,050
  Colorado State University Systems
    Series B 5.00% 3/1/35 (AMBAC)                       2,095,000     2,120,978
                                                                    -----------
                                                                     26,646,263
                                                                    -----------
Hospital Revenue Bonds - 6.67%
  Colorado Health Facilities Authority
    (Boulder Community Hospital Project)
    Series B 5.875% 10/1/23 (MBIA)                      1,925,000     2,043,619
  Colorado Health Facilities Authority
    (North Colorado Medical Center)
    5.95% 5/15/12 (MBIA)                                2,000,000     2,047,820
    6.00% 5/15/20 (MBIA)                                1,000,000     1,023,920
                                                                    -----------
                                                                      5,115,359
                                                                    -----------

                                                       Principal       Market
                                                         Amount        Value

Municipal Bonds (continued)
Miscellaneous Revenue Bonds - 3.95%
  Denver Convention Center Series A
    5.00% 12/1/33 (XLCA)                               $3,000,000   $ 3,031,980
                                                       ----------   -----------
                                                                      3,031,980
                                                                    -----------
Multifamily Housing Revenue Bonds - 5.81%
  Burlingame Multifamily Housing Revenue
    Series A 6.00% 11/1/29 (MBIA)                       2,290,000     2,418,835
  Snowmass Village Multifamily Housing
    Revenue (Essential-Function Housing)
    6.25% 12/15/16 (FSA)                                2,000,000     2,038,780
                                                                    -----------
                                                                      4,457,615
                                                                    -----------
Municipal Lease Revenue Bonds - 22.11%
  Arapahoe County Library District
    Certificates of Participation
    5.70% 12/15/10 (MBIA)                               2,000,000     2,255,520
  Aurora Certificates of Participation
    5.50% 12/1/30 (AMBAC)                               2,000,000     2,122,280
  Aurora Educational Development
    6.00% 10/15/15 (Connie Lee)                         1,500,000     1,587,495
  Broomfield Certificates of Participation
    5.75% 12/1/24 (AMBAC)                               1,500,000     1,651,635
  Denver City & County Certificates
    of Participation Series B
    5.50% 12/1/25 (AMBAC)                               2,000,000     2,354,460
  Eagle County Certificates of Participation
    5.40% 12/1/18 (MBIA)                                1,000,000     1,109,770
  Garfield County Certificates of Participation
    5.00% 12/1/24 (AMBAC)                               1,000,000     1,025,890
  Lakewood Certificates of Participation
    5.375% 12/1/22 (AMBAC)                              2,000,000     2,140,220
Westminster Building Authority
  Certificates of Participation
    5.25% 12/1/22 (MBIA)                                1,555,000     1,646,092
Westminster Certificates of Participation
    5.40% 1/15/23 (AMBAC)                               1,000,000     1,063,180
                                                                    -----------
                                                                     16,956,542
                                                                    -----------
Parking Revenue Bonds - 3.45%
  Auraria Higher Education Center Parking
    Facilities System Revenue
    5.50% 4/1/26 (AMBAC)                                2,485,000     2,647,668
                                                                    -----------
                                                                      2,647,668
                                                                    -----------
Political Subdivision General Obligation Bonds - 10.99%
  Arapahoe County Water & Wastewater
    Public Improvement District Series A
    5.125% 12/1/32 (MBIA)                               1,000,000     1,022,320
  Bowles Metropolitan District
    5.00% 12/1/33 (FSA)                                 2,000,000     2,027,740
  GVR Metropolitan District
    5.75% 12/1/19 (AMBAC)                               1,000,000     1,137,490
  Pueblo County 5.80% 6/1/11 (MBIA)                     1,405,000     1,560,365
  Pueblo County (Pueblo Library
  District Project) 5.80% 11/1/19 (AMBAC)               1,395,000     1,588,305
  Stonegate Village Metropolitan District
  Refunding & Improvement Series A
    5.50% 12/1/21 (FSA)                                 1,000,000     1,093,750
                                                                    -----------
                                                                      8,429,970
                                                                    -----------

               Delaware Investments Colorado Insured Municipal Income Fund, Inc.

Statements
  OF NET ASSETS (CONTINUED)


                                                       Principal       Market
                                                         Amount        Value


Municipal Bonds (continued)
School District General Obligation Bonds - 17.42%
  Adams & Arapahoe Counties School
    District #28J 5.00% 12/1/22 (FSA)                   $2,000,000$  2,084,920
  Adams County School District #1
    5.00% 12/1/16 (FSA)                                  1,490,000   1,633,651
  Archuleta & Hinsdale Counties School
    District #50JT 5.55% 12/1/20 (MBIA)                  4,000,000   4,400,440
  Douglas County School District #Re-1
    (Douglas & Elbert Counties)
    5.00% 12/15/21 (MBIA)                                1,000,000   1,042,650
  El Paso County School District #20
    5.625% 12/15/16 (MBIA)                               1,000,000   1,104,850
    5.625% 12/15/16 (AMBAC)                              2,800,000   3,093,580
                                                                    -----------
                                                                     13,360,091
                                                                    -----------
Turnpike/Toll Road Revenue Bonds - 13.50%
  E-470 Public Highway Authority
    5.75% 9/1/29 (MBIA)                                 3,000,000     3,300,660
    5.75% 9/1/35 (MBIA)                                 1,700,000     1,881,050
  Northwest Parkway Public Highway
    Authority Series A 5.25% 6/15/41 (FSA)              5,000,000     5,170,650
                                                                    -----------
                                                                     10,352,360
                                                                    -----------
Water & Sewer Revenue Bonds - 6.15%
  Colorado Water Resources & Power
    Development Authority Small
    Water Resources Revenue
    5.80% 11/1/20 (FGIC)                                2,000,000     2,278,340
  Ute Utility Water Conservancy District
    Water Revenue 5.75% 6/15/20 (MBIA)                  2,155,000     2,438,900
                                                                    -----------
                                                                      4,717,240
                                                                    -----------
Total Municipal Bonds (cost $107,553,418)                           114,889,514
                                                                    ===========

Total Market Value of Securities - 149.80%
  (cost $107,553,418)                                               114,889,514
Receivables and Other Assets
  Net of Liabilities - 2.35%                                          1,807,723
Liquidation Value of Preferred
  Stock - (52.15%)                                                  (40,000,000)
                                                                    -----------
Net Assets Applicable to 4,837,100 Shares
  Outstanding - 100.00%                                             $76,697,237
                                                                    -----------

Net Asset Value Per Common Share
($76,697,237 / 4,837,100 Shares)                                         $15.86
                                                                         ------



Components of Net Assets at September 30, 2003:
Common stock, $0.01 par value, 200 million shares
  authorized to the Fund                                            $67,238,110
Undistributed net investment income                                   1,961,922
Accumulated net realized gain on investments                            161,109
Net unrealized appreciation of investments                            7,336,096
                                                                    -----------
Total net assets                                                    $76,697,237
                                                                    ===========

Summary of Abbreviations:
AMBAC -- Insured by the AMBAC Indemnity Corporation Connie Lee -- Insured by the College Construction Insurance Association FGIC -- Insured by the Financial Guaranty Insurance Company FSA -- Insured by Financial Security Assurance GNMA -- Insured by Government National Mortgage Association MBIA -- Insured by the Municipal Bond Insurance Association XLCA -- Insured by XL Capital Assurance

See accompanying notes

Statements                  Delaware Investments Closed-End Municipal Bond Funds
  OF OPERATIONS                  Six Months Ended September 30, 2003 (Unaudited)


                                                                 Delaware          Delaware           Delaware
                                                                Investments       Investments        Investments
                                                                 Minnesota        Minnesota           Minnesota
                                                                 Municipal        Municipal           Municipal
                                                                  Income            Income             Income
                                                                 Fund, Inc.      Fund II, Inc.       Fund III, Inc.
Investment Income:
Interest                                                         $1,585,563         $4,535,388         $1,134,561
                                                                 ----------         ----------         ----------

Expenses:
  Management fees                                                   118,818            336,746             81,531
  Accounting and administration expenses                             42,500             42,675             30,250
  Remarketing Agent fees                                             25,069             75,206             18,801
  Professional fees                                                   1,413              2,784              5,060
  Transfer agent fees and expenses                                   12,439              7,778             10,400
  Reports and statements to shareholders                              1,242                 30                518
  Custodian fees                                                      1,228              2,480              1,036
  Directors'/Trustees' Fees                                             100                 --              2,000
  Rating Agency fees                                                  4,200              2,100              2,000
  Other                                                               3,777              9,980              2,492
                                                                 ----------         ----------         ----------
                                                                    210,786            479,779            154,088
  Less expenses paid indirectly                                      (1,949)            (4,515)            (1,458)
                                                                 ----------         ----------         ----------
  Total expenses                                                    208,837            475,264            152,630
                                                                 ----------         ----------         ----------

Net Investment Income                                             1,376,726          4,060,124            981,931
                                                                 ----------         ----------         ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain on investments                                  812,985          1,131,227            402,515
  Net change in unrealized appreciation/depreciation of
    investments                                                  (1,077,142)        (1,487,531)          (501,665)
                                                                 ----------         ----------         ----------
Net Realized and Unrealized Loss on Investments                    (264,157)          (356,304)           (99,150)
                                                                 ----------         ----------         ----------

Dividends on Preferred Stock                                       (110,928)          (293,892)           (68,364)
                                                                 ----------         ----------         ----------
Net Increase in Net Assets Resulting
  from Operations                                                $1,001,641         $3,409,928           $814,417
                                                                 ==========         ==========         ==========

See accompanying notes

                            Delaware Investments Closed-End Municipal Bond Funds
Statements
  OF OPERATIONS (CONTINUED)


                                                                  Delaware           Delaware           Delaware
                                                                 Investments       Investments        Investments
                                                                  Arizona        Florida Insured     Colorado Insured
                                                                 Municipal          Municipal           Municipal
                                                                  Income             Income              Income
                                                                 Fund, Inc.           Fund              Fund, Inc.
Investment Income:
Interest                                                         $1,773,237         $1,541,254         $2,928,187
                                                                 ----------         ----------         ----------

Expenses:
  Management fees                                                   141,721            117,917            231,668
  Accounting and administration expenses                             42,500             42,500             42,500
  Remarketing Agent fees                                             31,508             25,087             50,137
  Professional fees                                                  14,370              2,246             28,068
  Transfer agent fees and expenses                                   11,700              3,712             14,700
  Reports and statements to shareholders                              7,500                 --             21,000
  Custodian fees                                                      1,419              1,153              2,164
  Directors'/Trustees' Fees                                           2,700                146              4,350
  Rating Agency fees                                                  6,000              5,500              6,000
  Other                                                              12,364              4,979             25,757
                                                                 ----------         ----------         ----------
                                                                    271,782            203,240            426,344
  Less expenses paid indirectly                                      (2,273)            (1,436)            (3,111)
                                                                 ----------         ----------         ----------
  Total expenses                                                    269,509            201,804            423,233
                                                                 ----------         ----------         ----------

Net Investment Income                                             1,503,728          1,339,450          2,504,954
                                                                 ----------         ----------         ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain on investments                                  238,027                 --            115,224
  Net change in unrealized appreciation/depreciation
    of investments                                                 (575,003)          (393,672)            87,375
                                                                 ----------         ----------         ----------
Net Realized and Unrealized Gain (Loss) on Investments             (336,976)          (393,672)           202,599
                                                                 ----------         ----------         ----------

Dividends on Preferred Stock                                       (122,693)           (98,258)          (193,152)
                                                                 ----------         ----------         ----------
Net Increase in Net Assets Resulting from Operations             $1,044,059         $  847,520         $2,514,401
                                                                 ==========         ==========         ==========

See accompanying notes

                            Delaware Investments Closed-End Municipal Bond Funds
Statements
  OF CHANGES IN NET ASSETS

                                                                                 Delaware                       Delaware
                                                                           Investments Minnesota          Investments Minnesota
                                                                              Municipal Income              Municipal Income
                                                                                Fund, Inc.                    Fund II, Inc.

                                                                     Six Months Ended   Year Ended    Six Months Ended    Year Ended
                                                                        9/30/03          3/31/03          9/30/03           3/31/03
                                                                      (Unaudited)                       (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                               $1,376,726       $ 2,902,399     $  4,060,124     $ 8,290,725
  Net realized gain on investments                                       812,985           995,361        1,131,227         994,489
  Net change in unrealized appreciation/depreciation
    of investments                                                    (1,077,142)          973,094       (1,487,531)      3,980,122
  Dividends on preferred stock                                          (110,928)         (266,220)        (293,892)       (809,316)
                                                                     -----------       -----------     ------------    ------------
  Net increase in net assets resulting from operations                 1,001,641         4,604,634        3,409,928      12,456,020
                                                                     -----------       -----------     ------------    ------------

Dividends and Distributions to Common
    Shareholders from:
  Net investment income                                               (1,180,588)       (2,309,357)      (3,517,317)     (6,817,138)
  Net realized gain on investments                                      (565,645)         (168,655)              --              --
                                                                     -----------       -----------     ------------    ------------
                                                                      (1,746,233)       (2,478,012)      (3,517,317)     (6,817,138)
                                                                     -----------       -----------     ------------    ------------

Net Increase (Decrease) in Net Assets                                   (744,592)        2,126,622         (107,389)      5,638,882

Net Assets:
  Beginning of period                                                 40,122,396        37,995,774      109,211,615     103,572,733
                                                                     -----------       -----------     ------------    ------------
  End of period                                                      $39,377,804       $40,122,396     $109,104,226    $109,211,615
                                                                     ===========       ===========     ============    ============


                                                                                 Delaware                         Delaware
                                                                            Investments Minnesota           Investments Arizona
                                                                              Municipal Income                Municipal Income
                                                                                Fund III, Inc.                    Fund, Inc.

                                                                     Six Months Ended   Year Ended    Six Months Ended    Year Ended
                                                                        9/30/03          3/31/03          9/30/03           3/31/03
                                                                      (Unaudited)                       (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                 $981,931        $1,991,078       $1,503,728      $3,182,495
  Net realized gain on investments                                       402,515           326,287          238,027         541,098
  Net change in unrealized appreciation/depreciation
     of investments                                                     (501,665)        1,367,753        (575,003)       2,392,047
  Dividends on preferred stock                                           (68,364)         (206,640)        (122,693)       (359,145)
                                                                     -----------       -----------     ------------     -----------
  Net increase in net assets resulting from operations                   814,417         3,478,478        1,044,059       5,756,495
                                                                     -----------       -----------     ------------     -----------

Dividends and Distributions to Common Shareholders from:
  Net investment income                                                 (780,810)       (1,524,928)      (1,431,456)     (2,803,315)
  Net realized gain on investments                                            --                --         (280,327)       (489,081)
                                                                     -----------       -----------     ------------     -----------
                                                                        (780,810)       (1,524,928)     (1,711,783)      (3,292,396)
                                                                     -----------       -----------     ------------     -----------

Net Increase (Decrease) in Net Assets                                     33,607         1,953,550         (667,724)      2,464,099

Net Assets:
  Beginning of period                                                 26,259,594        24,306,044       46,166,752      43,702,653
                                                                     -----------       -----------     ------------     -----------
  End of period                                                      $26,293,201       $26,259,594      $45,499,028     $46,166,752
                                                                     ===========       ===========     ============     ===========

See accompanying notes

                            Delaware Investments Closed-End Municipal Bond Funds
Statements
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 Delaware                         Delaware
                                                                            Investments Florida             Investments Colorado
                                                                             Insured Municipal               Insured Municipal
                                                                               Income Fund                   Income Fund, Inc.

                                                                     Six Months Ended   Year Ended    Six Months Ended    Year Ended
                                                                        9/30/03           3/31/03         9/30/03           3/31/03
                                                                      (Unaudited)                       (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                               $1,339,450        $2,625,096       $2,504,954      $5,167,308
  Net realized gain on investments                                            --           384,200          115,224         770,424
  Net change in unrealized appreciation/depreciation
    of investments                                                      (393,672)        2,487,451           87,375       5,600,747
  Dividends on preferred stock                                           (98,258)         (264,652)        (193,152)       (587,820)
                                                                     -----------       -----------       ----------      ----------
  Net increase in net assets resulting from operations                   847,520         5,232,095        2,514,401      10,950,659
                                                                     -----------       -----------       ----------      ----------

Dividends and Distributions to Common Shareholders from:
  Net investment income                                               (1,174,767)       (2,276,965)      (2,321,808)     (4,546,921)
  Net realized gain on investments                                       (62,977)               --         (483,710)       (920,984)
                                                                     -----------       -----------       ----------      ----------
                                                                      (1,237,744)       (2,276,965)      (2,805,518)     (5,467,905)
                                                                     -----------       -----------       ----------      ----------

Net Increase (Decrease) in Net Assets                                   (390,224)        2,955,130         (291,117)      5,482,754

Net Assets:
  Beginning of period                                                 39,651,025        36,695,895       76,988,354      71,505,600
                                                                     -----------        -----------      ----------      ----------
  End of period                                                      $39,260,801       $39,651,025      $76,697,237     $76,988,354
                                                                     ===========       ===========      ===========     ===========

See accompanying notes

Financial
  HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Investments Minnesota Municipal Income Fund, Inc.
                                                                Six Months
                                                                  Ended                Year Ended
                                                                9/30/03(6)   3/31/03     3/31/02(1)   3/31/01    3/31/00   3/31/99
                                                               (Unaudited)
Net asset value, beginning of period                             $15.460     $14.640      $14.790     $14.060    $15.380    $15.380

Income (loss) from investment operations:
Net investment income                                              0.513       1.119        1.191       1.155      1.180      1.188
Net realized and unrealized gain (loss) on
  investments                                                     (0.077)      0.758       (0.323)      0.732     (1.256)     0.004
Dividends on preferred stock from:
  Net investment income                                           (0.043)     (0.094)      (0.178)     (0.317)    (0.272)    (0.262)
  Net realized gain on investments                                    --      (0.008)          --          --     (0.014)        --
                                                                 -------     -------       ------      ------    -------    -------
Total dividends on preferred stock                                (0.043)     (0.102)      (0.178)     (0.317)    (0.286)    (0.262)
                                                                 -------     -------       ------      ------    -------    -------
Total from investment operations                                   0.393       1.775        0.690       1.570     (0.362)     0.930
                                                                 -------     -------       ------      ------    -------    -------

Less dividends and distributions to common
  shareholders from:
Net investment income                                             (0.455)     (0.890)      (0.840)     (0.840)    (0.907)    (0.930)
Net realized gain on investments                                  (0.218)     (0.065)      --          --         (0.051)        --
                                                                 -------     -------       ------      ------    -------    -------
Total dividends and distributions                                 (0.673)     (0.955)      (0.840)     (0.840)    (0.958)    (0.930)
                                                                 -------     -------       ------      ------    -------    -------

Net asset value, end of period                                   $15.180     $15.460      $14.640     $14.790    $14.060    $15.380
                                                                 =======     =======      =======     =======    =======    =======

Market value, end of period                                      $15.150     $16.000      $14.450     $14.300    $13.563    $16.500
                                                                 =======     =======      =======     =======    =======    =======

Total investment return based on:(2)
Market value                                                      (1.11%)     17.74%        7.00%      12.09%    (12.39%)    11.29%
Net asset value                                                    2.54%      12.29%        4.81%      11.83%     (2.56%)     5.88%

Ratios and supplemental data:
Net assets applicable to common shares,
  end of period (000 omitted)                                    $39,378     $40,122      $37,996     $33,386    $36,488    $39,919
Ratio of expenses to average net assets
  applicable to common shares(3)                                   1.04%       1.21%        1.13%       1.23%      1.36%      1.21%
Ratio of net investment income to average
  net assets applicable to common shares(3)                        6.88%       7.35%        8.00%       8.22%      8.05%      7.68%
Ratio of net investment income to average net
  assets applicable to common shares net of dividends
  to preferred shares(4)                                           6.33%       6.68%        6.84%       6.00%      6.17%      5.99%
Portfolio turnover                                                   87%         38%          15%          6%        12%        15%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)              $20,000     $20,000      $20,000     $20,000    $20,000    $20,000
Net asset coverage per share of preferred shares,
  end of period                                                 $148,445    $150,306     $144,989    $145,964   $141,221   $149,797
Liquidation value per share of preferred shares(5)               $50,000     $50,000      $50,000     $50,000    $50,000    $50,000

(1)As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended March 31, 2002 was an increase in net investment income per share of $0.006, a decrease in net realized and unrealized gain (loss) per share of $0.006, and an increase in the ratio of net investment income to average net assets of 0.04%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2)Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5)Excluding any accumulated but unpaid dividends.

(6)Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Investments Minnesota Municipal Income Fund II, Inc.
                                                                Six Months
                                                                   Ended               Year Ended
                                                                9/30/03(6)   3/31/03    3/31/02(1)    3/31/01    3/31/00    3/31/99
                                                                (Unaudited)
Net asset value, beginning of period                             $15.060     $14.280      $14.450     $13.590    $14.950    $14.800

Income (loss) from investment operations:
Net investment income                                              0.560       1.143        1.163       1.168      1.176      1.154
Net realized and unrealized gain (loss) on
  investments                                                     (0.054)      0.689       (0.313)      0.850     (1.411)     0.099
Dividends on preferred stock from:
  Net investment income                                           (0.041)     (0.112)      (0.182)     (0.340)    (0.307)    (0.285)
                                                                 -------     -------       ------      ------    -------    -------
Total dividends on preferred stock                                (0.041)     (0.112)      (0.182)     (0.340)    (0.307)    (0.285)
                                                                 -------     -------       ------      ------    -------    -------
Total from investment operations                                   0.465       1.720        0.668       1.678     (0.542)     0.968
                                                                 -------     -------       ------      ------    -------    -------

Less dividends to common shareholders from:
Net investment income                                             (0.485)     (0.940)      (0.838)     (0.818)    (0.818)    (0.818)
                                                                 -------     -------       ------      ------    -------    -------
Total dividends                                                   (0.485)     (0.940)      (0.838)     (0.818)    (0.818)    (0.818)
                                                                 -------     -------       ------      ------    -------    -------

Net asset value, end of period                                   $15.040     $15.060      $14.280     $14.450    $13.590    $14.950
                                                                 =======     =======      =======     =======    =======    =======

Market value, end of period                                      $15.590     $15.300      $14.050     $14.080    $12.438    $15.060
                                                                 =======     =======      =======     =======    =======    =======

Total investment return based on:(2)
Market value                                                       5.10%      15.84%        5.75%      20.37%    (12.28%)    14.73%
Net asset value                                                    3.01%      12.19%        4.73%      13.06%     (3.43%)     6.76%

Ratios and supplemental data:
Net assets applicable to common shares, end
  of period (000 omitted)                                       $109,104    $109,212     $103,573    $104,775    $98,574   $108,456
Ratio of expenses to average net assets applicable
    to common shares(3)                                            0.87%       1.03%         1.06%      1.01%      0.99%      1.00%
Ratio of net investment income to average net
    assets applicable to common shares(3)                          7.42%       7.74%        8.03%       8.42%      8.44%      7.70%
Ratio of net investment income to average net
    assets applicable to common shares net
    of dividends to preferred shares(4)                            6.88%       6.99%        6.79%       5.96%      6.24%      5.80%
Portfolio turnover                                                   49%         22%           7%          3%         4%        15%

Leverage analysis:
Value of preferred shares outstanding
  (000 omitted)                                                  $60,000     $60,000      $60,000     $60,000    $60,000    $60,000
Net asset coverage per share of preferred
    shares, end of period                                       $140,920    $141,010     $136,311    $137,312   $132,145   $140,380
Liquidation value per share of preferred shares(5)               $50,000     $50,000      $50,000     $50,000    $50,000    $50,000

(1)As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended March 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2)Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5)Excluding any accumulated but unpaid dividends.

(6)Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Investments Minnesota Municipal Income Fund III, Inc.
                                                                Six Months
                                                                   Ended                             Year Ended
                                                                 9/30/03(6)  3/31/03    3/31/02(1)    3/31/01    3/31/00   3/31/99
                                                                (Unaudited)
Net asset value, beginning of period                             $14.290     $13.230      $13.420     $12.560    $13.970    $13.760

Income (loss) from investment operations:
Net investment income                                              0.532       1.084        1.064       1.065      1.075      1.025
Net realized and unrealized gain (loss) on investments            (0.053)      0.918       (0.306)      0.889     (1.425)     0.222
Dividends on preferred stock from:
  Net investment income                                           (0.034)     (0.112)      (0.183)     (0.336)    (0.302)    (0.279)
                                                                 -------     -------       ------      ------    -------    -------
Total dividends on preferred stock                                (0.034)     (0.112)      (0.183)     (0.336)    (0.302)    (0.279)
                                                                 -------     -------       ------      ------    -------    -------
Total from investment operations                                   0.445       1.890        0.575       1.618     (0.652)     0.968
                                                                 -------     -------       ------      ------    -------    -------

Less dividends to common shareholders from:
Net investment income                                             (0.425)     (0.830)      (0.765)     (0.758)    (0.758)    (0.758)
                                                                 -------     -------       ------      ------    -------    -------
Total dividends                                                   (0.425)     (0.830)      (0.765)     (0.758)    (0.758)    (0.758)
                                                                 -------     -------       ------      ------    -------    -------

Net asset value, end of period                                   $14.310     $14.290      $13.230     $13.420    $12.560    $13.970
                                                                 =======     =======      =======     =======    =======    =======

Market value, end of period                                      $13.960     $14.800      $13.000     $13.000    $11.750    $14.125
                                                                 =======     =======      =======     =======    =======    =======

Total investment return based on:(2)
Market value                                                      (2.87%)     20.72%        5.93%      17.57%    (11.70%)    11.59%
Net asset value                                                    3.12%      14.53%        4.43%      13.54%     (4.57%)     7.28%

Ratios and supplemental data:
Net assets applicable to common shares, end
  of period (000 omitted)                                        $26,293     $26,260      $24,306      $24,659   $23,075    $25,665
Ratio of expenses to average net assets applicable
  to common shares(3)                                              1.16%       1.32%        1.49%       1.42%      1.33%      1.22%
Ratio of net investment income to average net assets
  applicable to common shares(3)                                   7.45%       7.80%        7.88%       8.30%      8.33%      7.35%
Ratio of net investment income to average net assets
  applicable to common shares net of dividends to
  preferred shares(4)                                              6.93%       6.99%        6.56%       5.68%      5.99%      5.35%
Portfolio turnover                                                   59%         23%           5%          5%        16%        15%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)              $15,000     $15,000      $15,000     $15,000    $15,000    $15,000
Net asset coverage per share of preferred shares,
  end of period                                                 $137,643    $137,532     $131,007    $132,197   $126,916   $135,549
Liquidation value per share of preferred shares(5)               $50,000     $50,000      $50,000     $50,000    $50,000    $50,000

(1)As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended March 31, 2002 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007, and an increase in the ratio of net investment income to average net assets of 0.04%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2)Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5)Excluding any accumulated but unpaid dividends.

(6)Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Investments Arizona Municipal Income Fund, Inc.
                                                                Six Months
                                                                   Ended                            Year Ended
                                                                 9/30/03(6)  3/31/03     3/31/02(1)   3/31/01    3/31/00    3/31/99
                                                                (Unaudited)
Net asset value, beginning of period                             $15.480     $14.650      $14.970     $14.000    $15.290    $15.030

Income (loss) from investment operations:
Net investment income                                              0.504       1.067        1.113       1.124      1.115      1.108
Net realized and unrealized gain (loss) on investments            (0.109)      0.988       (0.257)      0.965     (1.333)     0.202
Dividends on preferred stock from:
  Net investment income                                           (0.041)     (0.103)      (0.164)     (0.346)    (0.299)    (0.277)
  Net realized gain on investments                                    --      (0.018)      (0.051)     --             --         --
                                                                 -------     -------       ------      ------    -------    -------
Total dividends on preferred stock                                (0.041)     (0.121)      (0.215)     (0.346)    (0.299)    (0.277)
                                                                 -------     -------       ------      ------    -------    -------
Total from investment operations                                   0.354       1.934        0.641       1.743     (0.517)     1.033
                                                                 -------     -------       ------      ------    -------    -------

Less dividends and distributions to common
  shareholders from:
Net investment income                                             (0.480)     (0.940)      (0.817)     (0.773)    (0.773)    (0.773)
Net realized gain on investments                                  (0.094)     (0.164)      (0.144)         --         --         --
                                                                 -------     -------       ------      ------    -------    -------
Total dividends and distributions                                 (0.574)     (1.104)      (0.961)     (0.773)    (0.773)    (0.773)
                                                                 -------     -------       ------      ------    -------    -------

Net asset value, end of period                                   $15.260     $15.480      $14.650     $14.970    $14.000    $15.290
                                                                 =======     =======      =======     =======    =======    =======

Market value, end of period                                      $15.450     $15.490      $14.750     $14.250    $12.625    $15.125
                                                                 =======     =======      =======     =======    =======    =======

Total investment return based on:(2)
Market value                                                       3.43%      12.74%       10.22%      19.28%    (11.65%)     8.84%
Net asset value                                                    2.22%      13.44%        4.21%      13.00%     (3.10%)     7.07%

Ratios and supplemental data:
Net assets applicable to common shares, end
  of period (000 omitted)                                        $45,499     $46,167      $43,703     $44,637    $41,758    $45,586
Ratio of expenses to average net assets applicable
  to common shares(3)                                              1.17%       1.16%       1.19%        1.18%      1.21%      1.15%
Ratio of net investment income to average net
  assets applicable to common shares(3)                            6.53%       6.96%        7.41%       7.86%      7.84%      7.28%
Ratio of net investment income to average net
  assets applicable to common shares net of dividends
  to preferred shares(4)                                           6.00%       6.18%        5.99%       5.44%      5.74%      5.46%
Portfolio turnover                                                   36%         24%          43%         24%        41%        46%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)              $25,000     $25,000      $25,000     $25,000    $25,000    $25,000
Net asset coverage per share of preferred shares,
  end of period                                                 $140,998    $142,334     $137,405    $139,274   $133,516   $141,172
Liquidation value per share of preferred shares(5)               $50,000     $50,000      $50,000     $50,000    $50,000    $50,000

(1)As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended March 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2)Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5)Excluding any accumulated but unpaid dividends.

(6)Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Investments Florida Insured Municipal Income Fund
                                                                Six Months
                                                                   Ended                           Year Ended
                                                                 9/30/03(6)  3/31/03    3/31/02(1)   3/31/01    3/31/00    3/31/99
                                                                (Unaudited)
Net asset value, beginning of period                             $16.370     $15.150      $15.400     $14.340    $15.670    $15.300

Income (loss) from investment operations:
Net investment income                                              0.553       1.084        1.071       1.087      1.092      1.113
Net realized and unrealized gain (loss) on investments            (0.161)      1.186       (0.337)      1.068     (1.368)     0.292
Dividends on preferred stock from:
Net investment income                                             (0.041)     (0.109)      (0.179)     (0.337)    (0.296)    (0.277)
                                                                 -------     -------       ------      ------    -------    -------
Total dividends on preferred stock                                (0.041)     (0.109)      (0.179)     (0.337)    (0.296)    (0.277)
                                                                 -------     -------       ------      ------    -------    -------
Total from investment operations                                   0.351       2.161        0.555       1.818     (0.572)     1.128
                                                                 -------     -------       ------      ------    -------    -------

Less dividends to common shareholders from:
Net investment income                                             (0.485)     (0.941)      (0.805)     (0.758)    (0.758)    (0.758)
Net realized gain on investments                                  (0.026)         --           --          --         --         --
                                                                 -------     -------       ------      ------    -------    -------
Total dividends                                                   (0.511)     (0.941)      (0.805)     (0.758)    (0.758)    (0.758)
                                                                 -------     -------       ------      ------    -------    -------

Net asset value, end of period                                   $16.210     $16.370      $15.150     $15.400    $14.340    $15.670
                                                                 =======     =======      =======     =======    =======    =======

Market value, end of period                                      $15.400     $15.050      $14.020     $13.180    $11.750    $14.750
                                                                 =======     =======      =======     =======    =======    =======

Total investment return based on:(2)
Market value                                                       5.71%      14.17%       12.63%      19.06%    (15.57%)     8.47%
Net asset value                                                    2.30%      14.92%        4.16%      13.99%     (3.01%)     7.80%

Ratios and supplemental data:
Net assets applicable to common shares, end
  of period (000 omitted)                                        $39,261     $39,651      $36,696      $37,300   $34,730    $37,956
Ratio of expenses to average net assets
  applicable to common shares(3)                                   1.02%       1.18%        1.34%       1.32%      1.31%      1.14%
Ratio of net investment income to average
  net assets applicable to common shares(3)                        6.77%       6.81%        6.95%       7.38%      7.50%      7.15%
Ratio of net investment income to average net
  assets applicable to common shares net of
  dividends to preferred shares(4)                                 6.27%       6.13%        5.79%       5.10%      5.47%      5.37%
Portfolio turnover                                                    0%         13%          13%          8%         6%         0%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)              $20,000     $20,000      $20,000     $20,000    $20,000    $20,000
Net asset coverage per share of preferred shares,
  end of period                                                 $148,153    $149,128     $141,740    $143,249   $136,825   $144,889
Liquidation value per share of preferred shares(5)               $50,000     $50,000      $50,000     $50,000    $50,000    $50,000

(1)As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no effect on the Fund's results of operations for the year ended March 31, 2002. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2)Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5)Excluding any accumulated but unpaid dividends.

(6)Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Investments Colorado Insured Municipal Income Fund, Inc.
                                                                Six Months
                                                                   Ended                            Year Ended
                                                                 9/30/03(6)  3/31/03    3/31/02(1)    3/31/01    3/31/00    3/31/99
                                                                (Unaudited)
Net asset value, beginning of period                             $15.920     $14.780      $15.260     $13.870    $15.220    $14.920

Income (loss) from investment operations:
  Net investment income                                            0.518       1.068        1.094       1.105      1.099      1.080
  Net realized and unrealized gain (loss)
  on investments                                                   0.042       1.324       (0.401)      1.373     (1.417)     0.264
Dividends on preferred stock from:
  Net investment income                                           (0.040)     (0.098)      (0.172)     (0.342)    (0.297)    (0.309)
  Net realized gain on investments                                    --      (0.023)      (0.051)         --         --         --
                                                                 -------     -------       ------      ------    -------    -------
Total dividends on preferred stock                                (0.040)     (0.121)      (0.223)     (0.342)    (0.297)    (0.309)
                                                                 -------     -------       ------      ------    -------    -------
Total from investment operations                                   0.520       2.271        0.470       2.136     (0.615)     1.035
                                                                 -------     -------       ------      ------    -------    -------

Less dividends and distributions to common
  shareholders from:
Net investment income                                             (0.480)     (0.940)      (0.818)     (0.746)    (0.735)    (0.735)
Net realized gain on investments                                  (0.100)     (0.191)      (0.132)         --         --         --
                                                                 -------     -------       ------      ------    -------    -------
Total dividends and distributions                                 (0.580)     (1.131)      (0.950)     (0.746)    (0.735)    (0.735)
                                                                 -------     -------       ------      ------    -------    -------

Net asset value, end of period                                   $15.860     $15.920      $14.780     $15.260    $13.870    $15.220
                                                                 =======     =======      =======     =======    =======    =======

Market value, end of period                                      $16.050     $16.650      $14.700     $14.560    $12.563    $14.938
                                                                 =======     =======      =======     =======    =======    =======

Total investment return based on:(2)
Market value                                                      (0.16%)     21.31%        7.52%      22.42%    (11.05%)    12.13%
Net asset value                                                    3.18%      15.37%        3.15%      16.21%     (3.62%)     7.21%

Ratios and supplemental data:
Net assets applicable to common shares, end
  of period (000 omitted)                                        $76,697     $76,988      $71,506     $73,817    $67,093    $73,598
Ratio of expenses to average net assets applicable
  to common shares(3)                                              1.10%       1.05%        1.01%       1.06%      1.08%      1.06%
Ratio of net investment income to average net
  assets applicable to common shares(3)                            6.49%       6.83%        7.18%       7.68%      7.84%      7.12%
Ratio of net investment income to average net
  assets applicable to common shares net of dividends
  to preferred shares(4)                                           5.99%       6.08%        5.71%       5.31%      5.72%      5.08%
Portfolio turnover                                                   16%         14%          37%         56%        37%        18%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)              $40,000     $40,000      $40,000     $40,000    $40,000    $40,000
Net asset coverage per share of preferred shares,
  end of period                                                 $145,871    $146,235     $139,382    $142,272   $133,867   $141,998
Liquidation value per share of preferred shares(5)               $50,000     $50,000      $50,000     $50,000     $50,000   $50,000

(1)As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no effect on the Fund's results of operations for the year ended March 31, 2002. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(2)Total investmentreturn is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(5)Excluding any accumulated but unpaid dividends.

(6)Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

                           Delaware Investments Closed-End Municipal Bond Funds
                                                 September 30, 2003 (Unaudited)
Notes
  TO FINANCIAL STATEMENTS


Delaware Investments Minnesota Municipal Income Fund, Inc. ("Minnesota Municipal Fund"); Delaware Investments Minnesota Municipal Income Fund II, Inc. ("Minnesota Municipal Fund II"); Delaware Investments Minnesota Municipal Income Fund III, Inc. ("Minnesota Municipal Fund III"); Delaware Investments Arizona Municipal Income Fund, Inc. ("Arizona Municipal Fund"), and Delaware Investments Colorado Insured Municipal Income Fund, Inc. ("Colorado Insured Municipal Fund") are organized as Minnesota corporations and Delaware Investments Florida Insured Municipal Income Fund ("Florida Insured Municipal Fund") is organized as a Massachusetts Business Trust (each referred to as a "Fund" and collectively as the "Funds"). The Minnesota Municipal Fund II, Florida Insured Municipal Fund and Arizona Municipal Fund are diversified closed-end management investment companies and Minnesota Municipal Fund, Minnesota Municipal Fund III and Colorado Insured Municipal Fund are non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds' shares trade on the American Stock Exchange.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Florida Insured Municipal Fund will generally seek investments that will enable its shares to be exempt from Florida's intangible personal property tax. Each Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees/Directors.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

Expenses Paid Indirectly -- Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the period ended September 30, 2003 were as follows:

                                   Minnesota      Minnesota      Minnesota    Arizona     Florida Insured   Colorado Insured
                                   Municipal      Municipal      Municipal    Municipal     Municipal          Municipal
                                     Fund          Fund II       Fund III       Fund           Fund               Fund
                                   ---------      ---------      ---------    ---------   ---------------   ----------------
Commission Reimbursements          $  721          $2,035          $497       $  854           $715             $1,407
Earnings Credits                    1,228           2,480           961        1,419            721              1,704

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the average daily net assets of each Fund, including assets attributable to any preferred stock that may be outstanding.

The Funds have engaged Delaware Service Company, Inc., (DSC), an affiliate of DMC, to provide accounting and administration services which are based on average net assets and paid on a monthly basis, subject to certain minimums.

At September 30, 2003, the Funds had liabilities payable to affiliates as follows:

                                   Minnesota      Minnesota      Minnesota    Arizona     Florida Insured   Colorado Insured
                                   Municipal      Municipal      Municipal    Municipal     Municipal          Municipal
                                     Fund          Fund II       Fund III       Fund           Fund               Fund
                                   ---------      ---------      ---------    ---------   ---------------   ----------------

Investment management fee
 payable to DMC                  $(19,608)       $(55,819)     $(13,627)    $(23,272)      $(19,594)          $(38,494)
Dividend disbursing,
 accounting and other expenses
 payable to DSC                    (7,083)         (7,083)       (5,042)      (7,083)        (7,083)            (7,083)
Other expenses payable to DMC
  and affiliates                   (2,285)         (3,221)       (2,104)      (2,365)        (2,281)            (2,775)

Certain officers of DMC and DSC are officers, and/or directors/trustees of the Funds. These officers and directors/trustees are paid no compensation by the Funds.

                            Delaware Investments Closed-End Municipal Bond Funds

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)


3. Investments
For the six months ended September 30, 2003 the Funds made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

                                   Minnesota      Minnesota      Minnesota    Arizona     Florida Insured   Colorado Insured
                                   Municipal      Municipal      Municipal    Municipal     Municipal          Municipal
                                     Fund          Fund II       Fund III       Fund           Fund               Fund
                                   ---------      ---------      ---------    ---------   ---------------   ----------------
Purchases                        $25,839,745    $42,048,432    $12,193,876  $13,885,558     $1,485,630         $9,345,974
Sales                             26,309,142     40,942,532     12,274,601   12,622,994         30,000         10,190,078

At September 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2003, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                   Minnesota      Minnesota      Minnesota    Arizona     Florida Insured   Colorado Insured
                                   Municipal      Municipal      Municipal    Municipal     Municipal          Municipal
                                     Fund          Fund II       Fund III       Fund           Fund               Fund
                                   ---------      ---------      ---------    ---------   ---------------   ----------------
Cost of Investments              $56,224,166   $159,030,514    $38,139,008  $67,485,427    $55,053,431       $107,553,418
                                 ===========   ============    ===========  ===========    ===========       ============
Aggregate Unrealized
 Appreciation                     $2,496,538     $7,803,327     $2,517,146   $3,475,282     $4,865,220         $7,476,713
Aggregate Unrealized
 Depreciation                       (293,936)      (933,609)      (254,047)    (206,100)            --           (141,712)
                                  ----------    -----------     ----------  -----------    -----------       ------------
Net Unrealized Appreciation       $2,202,602     $6,869,718     $2,263,099   $3,269,182     $4,865,220         $7,335,001
                                 ===========   ============    ===========  ===========    ===========       ============

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the periods ended September 30, 2003 and March 31, 2003 was as follows:

                                                Minnesota Municipal Fund             Minnesota Municipal Fund II
                                                ------------------------             ---------------------------
                                             9/30/03*             3/31/03            9/30/03*             3/31/03
Tax-exempt income                           $1,291,516          $2,553,713          $3,811,209          $7,626,454
Ordinary income                                 46,705                  --                  --                  --
Long-term capital gains                        518,940             190,519                  --                  --
                                            ----------          ----------          ----------          ----------
Total                                       $1,857,161          $2,744,232          $3,811,209          $7,626,454
                                            ==========          ==========          ==========          ==========

                                             Minnesota Municipal Fund III               Arizona Municipal Fund
                                             ----------------------------               ----------------------
                                              9/30/03*            3/31/03            9/30/03*             3/31/03
Tax-exempt income                             $849,174          $1,731,376          $1,554,149          $3,109,679
Ordinary income                                     --                  --             149,110              81,412
Long-term capital gains                             --                  --             131,217             460,450
                                              --------          ----------          ----------          ----------
Total                                         $849,174          $1,731,376          $1,834,476          $3,651,541
                                              ========          ==========          ==========          ==========

                                            Florida Insured Municipal Fund         Colorado Insured Municipal Fund
                                            ------------------------------         -------------------------------
                                            9/30/03*              3/31/03            9/30/03*             3/31/03
Tax-exempt income                           $1,273,025          $2,541,617          $2,514,960          $5,022,997
Ordinary income                                     --                  --              48,371             192,861
Long-term capital gains                         62,977                  --             435,339             839,867
                                            ----------          ----------          ----------          ----------
Total                                       $1,336,002          $2,541,617          $2,998,670          $6,055,725
                                            ==========          ==========          ==========          ==========

*Tax information for the period ended September 30, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                            Delaware Investments Closed-End Municipal Bond Funds

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)






4. Dividend and Distribution Information (continued)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2003, the estimated components of net assets on a tax basis were as follows:

                                            Minnesota Municipal Fund    Minnesota Municipal Fund II    Minnesota Municipal Fund III
                                            ------------------------    ---------------------------    ----------------------------
Paid in Capital                                 $35,426,619                 $99,710,000                       $24,853,904
Undistributed tax-exempt income                     875,131                   3,507,338                           762,838
Undistributed ordinary income                        41,457                          --                                --
Undistributed long-term gains                       831,995                     988,114                           365,224
Capital loss carry forward                               --                  (1,970,944)                       (1,951,864)
Unrealized appreciation (depreciation)            2,202,602                   6,869,718                         2,263,099
                                                -----------                 -----------                       -----------

Net assets                                      $39,377,804                $109,104,226                       $26,293,201
                                                ===========                ============                       ===========

                                       Arizona Municipal Fund     Florida Insured Municipal Fund     Colorado Insured Municipal Fund
                                       ----------------------     ------------------------------     -------------------------------
Paid in Capital                                 $40,838,893                 $33,361,389                       $67,238,110
Undistributed tax-exempt income                   1,117,400                   1,027,015                         1,961,922
Undistributed ordinary income                            --                          --                            13,586
Undistributed long-term gains                       273,553                       7,177                           148,618
Unrealized appreciation (depreciation)            3,269,182                   4,865,220                         7,335,001
                                                -----------                 -----------                       -----------
Net assets                                      $45,499,028                 $39,260,801                       $76,697,237
                                                ===========                 ===========                       ===========

For federal income tax purposes capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                    2004          2005          2006          2008          2009          2010          Total
                                    ----          ----          ----          ----          ----          ----          -----
Minnesota Municipal Fund II      $1,127,768     $89,665      $132,129      $437,162       $175,804       $8,416      $1,970,944
Minnesota Municipal Fund III      1,279,495     455,666         6,539        56,856        153,308           --       1,951,864

5. Capital Stock
Pursuant to their articles of incorporation, Minnesota Municipal Fund, Minnesota Municipal Fund II, Minnesota Municipal Fund III, Arizona Municipal Fund and Colorado Insured Municipal Fund each have 200 million shares of $0.01 par value common shares authorized. Florida Insured Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the period ending September 30, 2003. Shares issuable under the Fund's dividend reinvestment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market.

For the period ended September 30, 2003, the Funds did not have any transactions in common shares.

The Funds each have one million shares of $0.01 par value preferred shares authorized, except for Florida Insured Municipal Fund, which has an unlimited amount of $0.01 par value preferred shares authorized. Under resolutions adopted by the Board of Directors/Trustees, Minnesota Municipal Fund is allowed to issue up to 400 preferred shares, of which the entire amount was issued on August 6, 1992. On May 14, 1993, Minnesota Municipal Fund II, Arizona Municipal Fund and Florida Insured Municipal Fund issued 1,200, 500 and 400 preferred shares, respectively. On December 10, 1993, Minnesota Municipal Fund III issued 300 preferred shares and on September 23, 1993, Colorado Insured Municipal Fund issued 800 preferred shares. The preferred shares of each Fund have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends.

Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are typically reset every 28 days based on the results of an auction. Dividend rates (adjusted for any capital gain distributions) ranged during the period ended September 30, 2003 as follows:

Fund                                        Low          High
----                                        ---          ----
Minnesota Municipal Fund                   0.89%   to   1.22%
Minnesota Municipal Fund II                0.75%   to   1.25%
Minnesota Municipal Fund III               0.80%   to   1.20%
Arizona Municipal Fund                     0.82%   to   1.12%
Florida Insured Municipal Fund             0.80%   to   1.15%
Colorado Insured Municipal Fund            0.65%   to   1.17%

                            Delaware Investments Closed-End Municipal Bond Funds

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)


5. Capital Stock (continued)
Salomon Smith Barney, Inc. and Merrill Lynch Pierce, Fenner & Smith Inc. (Colorado Insured Municipal Fund only), as the remarketing agents, receive an annual fee from each of the Funds of 0.25% of the average amount of preferred stock outstanding.

Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%. The preferred shares are redeemable at the option of the Funds, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund's Directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant of Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund's subclassification as a closed-end investment company or changes in their fundamental investment restrictions.

6. Credit and Market Risks
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

Proxy                       Delaware Investments Closed-End Municipal Bond Funds
  RESULTS (UNAUDITED)


Shareholders of the Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., Delaware Investments Minnesota Municipal Income Fund III, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, and Delaware Investments Colorado Insured Municipal Income Fund, Inc. voted on the following proposals at the annual meeting of shareholders held on August 14, 2003. The description of each proposal and number of shares voted are as follows:

                                                          Common Shareholders                         Preferred Shareholders
                                                         Shares      Shares       Shares       Shares      Shares       Shares
                                                         Voted        Voted        Voted        Voted       Voted        Voted
                                                          For        Against      Abstain        For       Against      Abstain
                                                         -----       -------      -------      ------      -------      -------
1. To elect the Fund's Board of Directors/Trustees:
Delaware Investments Minnesota Municipal Income
  Fund, Inc:
Jude T. Driscoll                                        2,272,497     48,987           --          --           --           --
David K. Downes                                         2,277,127     44,357           --          --           --           --
Walter P. Babich                                        2,270,185     51,299           --          --           --           --
John H. Durham                                          2,275,725     45,759           --          --           --           --
John A. Fry                                             2,277,127     44,357           --          --           --           --
Anthony D. Knerr                                        2,273,153     48,331           --          --           --           --
Ann R. Leven                                            2,277,024     44,460           --          --           --           --
Thomas F. Madison                                             N/A        N/A          N/A         314           --           --
Janet L. Yeomans                                              N/A        N/A          N/A         314           --           --

Delaware Investments Minnesota Municipal Income
  Fund II, Inc:
Jude T. Driscoll                                        6,450,488    164,302           --          --           --           --
David K. Downes                                         6,454,530    160,260           --          --           --           --
Walter P. Babich                                        6,439,054    175,736           --          --           --           --
John H. Durham                                          6,450,954    163,836           --          --           --           --
John A. Fry                                             6,454,142    160,648           --          --           --           --
Anthony D. Knerr                                        6,448,065    166,725           --          --           --           --
Ann R. Leven                                            6,464,409    150,381           --          --           --           --
Thomas F. Madison                                             N/A        N/A          N/A       1,200           --           --
Janet L. Yeomans                                              N/A        N/A          N/A       1,200           --           --

Delaware Investments Minnesota Municipal Income
  Fund III, Inc:
Jude T. Driscoll                                        1,612,802     38,397           --          --           --           --
David K. Downes                                         1,616,202     34,997           --          --           --           --
Walter P. Babich                                        1,612,631     38,567           --          --           --           --
John H. Durham                                          1,616,202     34,997           --          --           --           --
John A. Fry                                             1,616,202     34,997           --          --           --           --
Anthony D. Knerr                                        1,616,202     34,997           --          --           --           --
Ann R. Leven                                            1,612,802     38,397           --          --           --           --
Thomas F. Madison                                             N/A        N/A          N/A         299            1           --
Janet L. Yeomans                                              N/A        N/A          N/A         299            1           --

Delaware Investments Arizona Municipal Income
  Fund, Inc:
Jude T. Driscoll                                        2,537,582     31,201           --          --           --           --
David K. Downes                                         2,538,282     30,501           --          --           --           --
Walter P. Babich                                        2,533,972     34,811           --          --           --           --
John H. Durham                                          2,537,922     30,861           --          --           --           --
John A. Fry                                             2,538,622     30,161           --          --           --           --
Anthony D. Knerr                                        2,537,772     31,011           --          --           --           --
Ann R. Leven                                            2,538,622     30,161           --          --           --           --
Thomas F. Madison                                             N/A        N/A          N/A         500           --           --
Janet L. Yeomans                                              N/A        N/A          N/A         500           --           --

                            Delaware Investments Closed-End Municipal Bond Funds

Proxy
  RESULTS (UNAUDITED) (CONTINUED)


Delaware Investments Florida Insured Municipal Income
  Fund:

Jude T. Driscoll                                          2,236,509     24,347         --           --        --          --
David K. Downes                                           2,236,759     24,097         --           --        --          --
Walter P. Babich                                          2,236,759     24,097         --           --        --          --
John H. Durham                                            2,236,759     24,097         --           --        --          --
John A. Fry                                               2,235,478     25,379         --           --        --          --
Anthony D. Knerr                                          2,236,759     24,097         --           --        --          --
Ann R. Leven                                              2,236,759     24,097         --           --        --          --
Thomas F. Madison                                               N/A        N/A        N/A          400        --          --
Janet L. Yeomans                                                N/A        N/A        N/A          400        --          --

Delaware Investments Colorado Insured Municipal Income
Fund, Inc:
Jude T. Driscoll                                          4,175,482     72,695         --           --        --          --
David K. Downes                                           4,172,957     75,220         --           --        --          --
Walter P. Babich                                          4,176,619     71,558         --           --        --          --
John H. Durham                                            4,177,016     71,161         --           --        --          --
John A. Fry                                               4,174,094     74,083         --           --        --          --
Anthony D. Knerr                                          4,179,819     68,358         --           --        --          --
Ann R. Leven                                              4,177,017     71,160         --           --        --          --
Thomas F. Madison                                               N/A        N/A        N/A          541        --          --
Janet L. Yeomans                                                N/A        N/A        N/A          541        --          --

Delaware
Investments(SM)
---------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. The return and principal value of an investment in the Funds will fluctuate so that shares, when resold, may be worth more or less than their original cost. Notice is hereby given in accordance with
Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time-to-time, purchase shares of their common stock on the open market at market prices.

Board of Directors/Trustees                   Affiliated Officers                    Contact Information

Jude T. Driscoll                              Joseph H. Hastings                     Investment Manager
Chairman                                      Executive Vice President and           Delaware Management Company
Delaware Investments Family of Funds          Chief Financial Officer                Philadelphia, PA
Philadelphia, PA                              Delaware Investments Family of Funds
                                              Philadelphia, PA                       International Affiliate
Walter P. Babich                                                                     Delaware International Advisers Ltd.
Board Chairman                                Richelle S. Maestro                    London, England
Citadel Construction Corporation              Senior Vice President,
King of Prussia, PA                           Chief Legal Officer and Secretary      Principal Office of the Funds
                                              Delaware Investments Family of Funds   2005 Market Street
John H. Durham                                Philadelphia, PA                       Philadelphia, PA 19103-7057
Private Investor
Gwynedd Valley, PA                            Michael P. Bishof                      Independent Auditors
                                              Senior Vice President and Treasurer    Ernst & Young LLP
John A. Fry                                   Delaware Investments Family of Funds   2001 Market Street
President                                     Philadelphia, PA                       Philadelphia, PA 19103
Franklin & Marshall College
Lancaster, PA                                 -----------------------------------    Registrar and Stock Transfer Agent
                                              A description of the policies and      Mellon Investor Services, L.L.C.
Anthony D. Knerr                              procedures that the Fund uses to       Overpeck Centre
Managing Director                             determine how to vote proxies (if      85 Challenger Road
Anthony Knerr & Associates                    any) relating to portfolio             Ridgefield Park, NJ 07660
New York, NY                                  securities is available without        800 851-9677
                                              charge (i) upon request, by calling
Ann R. Leven                                  800 523-1918; (ii) on the Fund's       For Securities Dealers and Financial
Former Treasurer/Chief Fiscal Officer         website at                             Institutions Representatives
National Gallery of Art                       http://www.delawareinvestments.com;    800 362-7500
Washington, DC                                and (iii) on the Commission's
                                              website at http://www.sec.gov.; and    Web site
Thomas F. Madison                             beginning no later than August 31,     www.delawareinvestments.com
President and Chief Executive Officer         2004, information (if any)
MLM Partners, Inc.                            regarding how the Fund voted           Number of Recordholders as of
Minneapolis, MN                               proxies relating to portfolio          September 30, 2003:
                                              securities during the most recent      Minnesota Municipal Income Fund I         349
Janet L. Yeomans                              12-month period ended June 30 is       Minnesota Municipal Income Fund II        557
Vice President/Mergers & Acquisitions         available without charge (i)           Minnesota Municipal Income Fund III       131
3M Corporation                                through the Fund's website at          Arizona Municipal Income Fund             110
St. Paul, MN                                  http://www.delawareinvestments.com;    Florida Insured Municipal Income Fund     177
                                              and (ii) on the Commission's           Colorado Insured Municipal
Thomas F. Madison and Janet L. Yeomans were   website at http://www.sec.gov.           Income Fund                             189
elected by the preferred Shareholders         -----------------------------------
of the Delaware Investments Closed-End
Municipal Bond Funds.

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Investments Colorado Insured Municipal Income
                     Fund, Inc.

JUDE T. DRISCOLL
------------------------------------
By:    Jude T. Driscoll
       -----------------------------
Title: Chairman
Date:  11/25/03
       -----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
------------------------------------
By:    Jude T. Driscoll
       -----------------------------
Title: Chairman
Date:  11/25/03
       -----------------------------


JOSEPH H. HASTINGS
------------------------------------
By:    Joseph H. Hastings
       -----------------------------
Title: Chief Financial Officer
Date:  11/25/03
       -----------------------------